Document and Entity Information	6 Months Ended
	Jul. 31, 2012	Sep. 27, 2012
Document and Entity Information
Entity Registrant Name	MATTRESS FIRM HOLDING CORP.
Entity Central Index Key	0001419852
Document Type	S-1
Document Period End Date	Jul 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--01-29
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		33,768,828
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011
Current assets:
Cash and cash equivalents	$ 6,188	$ 47,946	$ 4,445
Accounts receivable, net	24,632	18,607	12,033
Inventories	60,800	40,961	26,726
Deferred income taxes	10,982	12,574	82
Prepaid expenses and other current assets	16,227	12,054	10,746
Total current assets	118,829	132,142	54,032
Property and equipment, net	120,132	95,674	77,601
Intangible assets, net	90,057	84,795	84,913
Goodwill	331,769	291,141	287,379
Debt issue costs and other, net	9,336	9,729	9,708
Total assets	670,123	613,481	513,633
Current liabilities:
Notes payable and current maturities of long-term debt	1,805	2,414	6,255
Accounts payable	52,055	42,396	29,237
Accrued liabilities	47,386	31,780	21,865
Customer deposits	8,703	6,294	4,371
Total current liabilities	109,949	82,884	61,728
Long-term debt, net of current maturities	230,425	225,940	233,784
Long-term debt due to related parties			158,664
Deferred income taxes	27,726	31,045	29,960
Other noncurrent liabilities	56,941	49,353	45,179
Total liabilities	425,041	389,222	529,315
Commitments and contingencies (Note 10)
Stockholders' equity:
Common stock, $0.01 par value; 120,000,000 shares authorized; 22,399,952 shares issued and outstanding at February 1, 2011, 2011 and 33,768,828 shares issued and outstanding at January 31, 2012 and July 31, 2012	338	338	224
Additional paid-in capital	362,719	361,717	156,241
Accumulated deficit	(117,975)	(137,796)	(172,147)
Total stockholders' (deficit) equity	245,082	224,259	(15,682)
Total liabilities and stockholders' equity	$ 670,123	$ 613,481	$ 513,633

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2012	Jan. 31, 2012	Nov. 03, 2011	Feb. 01, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, shares issued	33,768,828	33,768,828		22,399,952
Common stock, shares outstanding	33,768,828	33,768,828		22,399,952

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Net sales	$ 471,832	$ 331,838	$ 703,910	$ 494,115	$ 432,250
Cost of sales	287,126	205,227	428,018	313,962	280,506
Gross profit from retail operations	184,706	126,611	275,892	180,153	151,744
Franchise fees and royalty income	2,532	2,072	4,697	3,195	2,100
Gross profit, including franchise fees and royalty income	187,238	128,683	280,589	183,348	153,844
Operating expenses:
Sales and marketing expenses	115,692	80,718	167,605	113,963	95,305
General and administrative expenses	35,878	24,123	51,684	34,111	32,336
Goodwill impairment charge				536
Loss on store closings and impairment of store assets	71	39	759	2,486	5,179
Total operating expenses	151,641	104,880	220,048	151,096	132,820
Income from operations	35,597	23,803	60,541	32,252	21,024
Other expense (income):
Interest income	(1)	(3)	(9)	(6)	(12)
Interest expense	4,289	16,949	29,310	31,063	27,126
Loss (gain) from debt extinguishment		1,873	5,704		(2,822)
Total other expense (income)	4,288	18,819	35,005	31,057	24,292
Income (loss) before income taxes	31,309	4,984	25,536	1,195	(3,268)
Income tax expense (benefit)	11,488	319	(8,815)	846	1,405
Net income (loss)	$ 19,821	$ 4,665	$ 34,351	$ 349	$ (4,673)
Basic net income per common share (in dollars per share)	$ 0.59	$ 0.21	$ 1.4	$ 0.02	$ (0.21)
Diluted net income per common share (in dollars per share)	$ 0.59	$ 0.21	$ 1.4	$ 0.02	$ (0.21)
Basic weighted average shares outstanding (in shares)	33,768,828	22,399,952	24,586,274	22,399,952	22,399,952
Diluted weighted average shares outstanding (in shares)	33,867,158	22,399,952	24,586,274	22,399,952	22,399,952

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balances at Feb. 03, 2009	$ (11,081)	$ 224	$ 156,518	$ (167,823)
Balances (in shares) at Feb. 03, 2009		22,399,952
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	84		84
Net income (loss)	(4,673)			(4,673)
Contributed capital	154		154
Balances at Feb. 02, 2010	(15,516)	224	156,756	(172,496)
Balances (in shares) at Feb. 02, 2010		22,399,952
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	(515)		(515)
Net income (loss)	349			349
Balances at Feb. 01, 2011	(15,682)	224	156,241	(172,147)
Balances (in shares) at Feb. 01, 2011	22,399,952	22,399,952
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, net of costs	110,446	64	110,382
Issuance of common stock, net of costs (in shares)		6,388,888
Issuance of common stock upon conversion of PIK notes	52,708	28	52,680
Issuance of common stock upon conversion of PIK notes (in shares)		2,774,035
Issuance of common stock upon conversion of Convertible Notes	41,913	22	41,891
Issuance of common stock upon conversion of Convertible Notes (in shares)		2,205,953
Stock-based compensation	523		523
Net income (loss)	34,351			34,351
Balances at Jan. 31, 2012	224,259	338	361,717	(137,796)
Balances (in shares) at Jan. 31, 2012	33,768,828	33,768,828
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,002		1,002
Net income (loss)	19,821			19,821
Balances at Jul. 31, 2012	$ 245,082	$ 338	$ 362,719	$ (117,975)
Balances (in shares) at Jul. 31, 2012	33,768,828	33,768,828

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Cash flows from operating activities:
Net income (loss)	$ 19,821	$ 4,665	$ 34,351	$ 349	$ (4,673)
Adjustments to reconcile net income (loss) to cash flows provided by operating activities:
Depreciation and amortization	10,175	8,717	17,450	15,448	16,286
Interest expense accrued and paid-in-kind		12,505	20,575	23,201	17,739
Loan fees and other amortization	1,217	1,212	2,530	2,221	2,335
Loss (gain) from debt extinguishment		1,873	5,704		(2,822)
Deferred income tax (benefit) expense	4,261		(11,271)	(118)	(22)
Stock-based compensation	1,002	39	523	(515)	84
Goodwill impairment charge				536
Loss (gain) on store closings and impairment of store assets	71	(134)	324	1,034	4,095
Effects of changes in operating assets and liabilities, excluding business acquisitions:
Accounts receivable	(3,116)	(1,481)	(6,574)	(6,028)	3,306
Inventories	(14,672)	(4,908)	(10,555)	(2,056)	(875)
Prepaid expenses and other current assets	(1,354)	584	(1,306)	(2,178)	(938)
Other assets	391	(1,726)	(2,914)	(2,773)	(2,218)
Accounts payable	1,763	13,035	13,159	6,265	(12,602)
Accrued liabilities	7,913	9,638	9,333	1,454	2,150
Customer deposits	850	2,846	1,518	1,068	(28)
Other noncurrent liabilities	1,774	1,890	8,828	4,521	(960)
Net cash provided by operating activities	30,096	48,755	81,675	42,429	20,857
Cash flows from investing activities:
Purchases of property and equipment	(31,667)	(11,681)	(34,356)	(27,330)	(10,863)
Business acquisitions, net of cash acquired	(43,984)	(100)	(7,958)	(10,762)
Net cash used in investing activities	(75,651)	(11,781)	(42,314)	(38,092)	(10,863)
Cash flows from financing activities:
Proceeds from issuance of debt	15,000	40,198	40,198	2,985	24,191
Principal payments of debt	(11,203)	(50,686)	(145,231)	(3,271)	(33,537)
Proceeds from issuance of common stock, net of costs			110,446
Debt issuance costs		(1,273)	(1,273)		(1,001)
Net cash provided by (used in) financing activities	3,797	(11,761)	4,140	(286)	(10,347)
Net increase (decrease) in cash and cash equivalents	(41,758)	25,213	43,501	4,051	(353)
Cash and cash equivalents, beginning of period	47,946	4,445	4,445	394	747
Cash and cash equivalents, end of period	$ 6,188	$ 29,658	$ 47,946	$ 4,445	$ 394

Business and Summary of Significant Accounting Policies	6 Months Ended
Jul. 31, 2012
Business and Summary of Significant Accounting Policies
Business and Summary of Significant Accounting Policies

1. Business and Summary of Significant Accounting Policies

        Business—Mattress Firm Holding Corp., through its wholly owned subsidiaries, is engaged in the retail sale of mattresses and bedding-related products in various metropolitan markets in the United States through company-operated and franchisee-owned mattress specialty stores that operate primarily under the name Mattress Firm. Mattress Firm Holding Corp. conducts its operations through its indirect, wholly owned subsidiary, Mattress Holding Corp. and its subsidiaries (collectively "Mattress Holding"). Mattress Firm Holding Corp. and Mattress Holding are referred to collectively as the "Company" or "Mattress Firm."

        Initial Public Offering—On November 23, 2011, the Company completed the initial public offering of 6,388,888 shares of its common stock at a public offering price of $19.00 per share pursuant to a registration statement on Form S-1, as amended (File No. 333-174830), which was declared effective on November 17, 2011. The Company raised a total of $121.4 million in gross proceeds in the initial public offering or approximately $110.4 million in net proceeds after deducting underwriting discounts and commissions of $8.5 million and $2.5 million of offering-related costs.

        On November 23, 2011, the Company used a portion of the net proceeds from the initial public offering as follows: (i) $88.8 million to repay in full all amounts outstanding under the 2009 Loan Facility (see Note 5); (ii) $4.6 million to repay in full the Company's PIK Notes that did not convert into shares of the Company's common stock upon the completion of the initial public offering (see Note 5); and (iii) $1.6 million to pay accrued management fees and interest thereon and a related termination fee to J.W. Childs Associates, L.P. in connection with the termination of the management agreement between J.W. Childs Associates, L.P. and the Company that became effective with the completion of the initial public offering. The remaining net proceeds after payment of other estimated costs associated with the initial public offering, were retained by the Company for working capital and general corporate purposes.

        Furthermore, in connection with the consummation of the initial public offering, (i) Convertible Notes with an aggregate principal and accrued interest balance of $41.9 million were converted into 2,205,953 shares the Company's common stock at a price per share equal to the initial public offering price, and (ii) the PIK Notes that were not repaid with net proceeds from the initial public offering, with an aggregate principal and accrued interest balance of $52.7 million, were converted into 2,774,035 shares of the Company's common stock at a price per share equal to the initial public offering price (see Note 5).

        Ownership—Mattress Holdings, LLC owns 22.4 million shares of the Company's common stock and is the majority stockholder. Prior to the initial public offering, the Company was a wholly-owned subsidiary of Mattress Holdings, LLC. Mattress Holdings, LLC is majority owned by JWC Mattress Holdings, LLC, a limited liability company managed by J.W. Childs Associates, Inc. ("J.W. Childs"), and has various minority owners including certain members of the Company's management (together with J.W. Childs, the "Equity Owners"). Certain of the Equity Owners also own 5.0 million shares of the Company's common stock through the conversion of Convertible Notes and PIK Notes in connection with the initial public offering.

        Basis of Presentation—The accompanying financial statements present the consolidated balance sheets, statements of operations, stockholders' equity and cash flows of the Company. All significant intercompany accounts and transactions have been eliminated.

        Fiscal Year—The Company's fiscal year consists of 52 or 53 weeks ending on the Tuesday closest to January 31. Each of the fiscal years ended February 2, 2010 ("Fiscal 2009"), February 1, 2011 ("Fiscal 2010") and January 31, 2012 ("Fiscal 2011) consisted of 52 weeks.

        Unaudited Interim Financial Information—The accompanying consolidated balance sheet as of July 31, 2012, the consolidated statements of operations and cash flows for the twenty-six weeks ended August 2, 2011 and July 31, 2012 and the consolidated statement of stockholders' equity for the twenty-six weeks ended July 31, 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position and results of operations and cash flows for the twenty-six weeks ended August 2, 2011 and July 31, 2012. The financial data and the other information disclosed in these notes to the consolidated financial statements related to these twenty-six week periods are unaudited. The results of the twenty-six weeks ended July 31, 2012 are not necessarily indicative of the results to be expected for the fiscal year ending January 29, 2013 or for any other interim period or other future year.

        Accounting Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates that are more susceptible to change in the near term are the accruals for sales returns and exchanges, product warranty costs, impairment and store closing costs.

        Fair Value Measures—The amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values because of the short-term maturity of these instruments. The table below summarizes the estimated fair values and respective carrying values of the Company's 2007 Senior Credit Facility (exclusive of the revolver), 2009 Loan Facility and PIK Notes as of February 1, 2011, January 31, 2012 and July 31, 2012 (amounts in millions):

	February 1, 2011		January 31, 2012		July 31, 2012
	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value
Senior Credit Facility	$212.3	$230.7	$223.0	$228.3	$224.1	$227.2
2009 Loan Facility	$151.5	$109.8	$—	$—	$—	$—
PIK Notes	$62.7	$48.9	$—	$—	$—	$—

        The fair value of the 2007 Senior Credit Facility was estimated based on the ask and bid prices quoted from an external source. The fair values of the 2009 Loan Facility, the PIK Notes and the Convertible Notes were estimated using an income approach based on the discounted future cash flows of the debt instruments. The fair value estimates have been affected by the general economic conditions and corresponding effects on the credit markets that have occurred over the past three years. The carrying amounts of other debt instruments at fixed rates approximated their respective fair values due to the comparability of interest rates for the same or similar issues that are available. The Financial Accounting Standards Board ("FASB") has issued guidance on the definition of fair value, the framework for using fair value to measure assets and liabilities, and disclosure about fair value measurements. The guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value. These tiers include:

  •
  Level 1: Defined as observable inputs such as quoted prices in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

  •
  Level 2: Defined as pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures.

  •
  Level 3: Defined as pricing inputs that are unobservable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value.

        The Company measures its nonqualified deferred compensation plan on a recurring basis. The plan's assets are valued based on the marketable securities tied to the plan. Additionally, the Company measures goodwill, intangible assets, and property and equipment on a nonrecurring basis, if step 1 of the impairment tests fail. Property and equipment fair value is based on estimated cash flows. Estimated cash flows are primarily based on projected revenues, operating costs and maintenance capital expenditures of individual stores and are discounted based on comparable industry average rates for weighted average cost of capital.

        Assets requiring recurring or non-recurring fair value measurements as previously described consisted of the following (amounts in thousands):

		Fair Value Measurements
	Net Book Value as of Feb. 1, 2011				Fiscal 2010 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$1,116	$—	$1,116	$—	$—
Goodwill requiring impairment (Note 4)	$2,610	$—	$—	$2,610	$536
Property and equipment requiring impairment (Note 3)	$290	$—	$—	$290	$1,723

		Fair Value Measurements
	Net Book Value as of Jan. 31, 2012				Fiscal 2011 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$882	$—	$882	$—	$—
Property and equipment requiring impairment (Note 3)	$246	$—	$—	$246	$134

		Fair Value Measurements
	Net Book Value as of July 31, 2012				Fiscal 2011 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$1,029	$—	$1,029	$—	$—

        Net Sales—Sales revenue, including fees collected for delivery services, is recognized upon delivery and acceptance of mattresses and bedding products by the Company's customers and is recorded net of estimated returns. Customer deposits collected prior to the delivery of merchandise are recorded as a liability. Net sales are recognized net of sales tax collected from customers and remitted to various taxing jurisdictions.

        Cost of Sales, Sales and Marketing and General and Administrative Expense—The following summarizes the primary costs classified in each major expense category (the classification of which may vary within our industry).

        Cost of sales:

  •
  Costs associated with purchasing and delivering our products to our stores and customers, net of vendor incentives earned on the purchase of products;

  •
  Physical inventory losses;

  •
  Store and warehouse occupancy and depreciation expense of related facilities and equipment;

  •
  Store and warehouse operating costs, including warehouse labor costs and utilities, repairs and maintenance and supplies costs of warehouse and store facilities; and

  •
  Estimated costs to provide for customer returns and exchanges and to service customer warranty claims.

        Sales and marketing expenses:

  •
  Advertising and media production;

  •
  Payroll and benefits for sales associates; and

  •
  Merchant service fees for customer credit and debit card payments, check guarantee fees and promotional financing expense.

        General and administrative expenses:

  •
  Payroll and benefit costs for corporate office and regional management employees;

  •
  Stock-based compensation costs;

  •
  Occupancy costs of corporate facility;

  •
  Information systems hardware, software and maintenance;

  •
  Depreciation related to corporate assets;

  •
  Management fees;

  •
  Insurance; and

  •
  Other overhead costs.

        Vendor Incentives—Cash payments received from vendors as incentives to enter into or to maintain long-term supply arrangements, including new store funds described in the following paragraph, are deferred and amortized as a reduction of cost of sales using a systematic approach. Vendor incentives that are based on a percentage of the cost of purchased merchandise, such as cooperative advertising funds, are accounted for as a reduction of the price of the vendor's products and result in a reduction of cost of sales when the merchandise is sold. Certain vendor arrangements provide for volume-based incentives that require minimum purchase volumes and may provide for increased incentives when graduated purchase volumes are met. The recognition of earned incentives that vary based on purchase levels includes the effect of estimates of the Company's purchases of the vendor's products and may result in adjustments in subsequent periods if actual purchase volumes deviate from the estimates. Vendor incentives that are direct reimbursements of costs incurred by the Company to sell the vendor's products are accounted for as a reduction of the related costs when recognized in the Company's results of operations. From time to time, certain vendors provide funds to the Company to advertise their products. The Company recognized $0.9 million, $3.7 million and $3.9 million as a reduction to sales and marketing expense during Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively, and $1.5 million and $2.4 million during the twenty-six weeks ended August 2, 2011 and July 31, 2012, respectively, related to such direct vendor advertising funds.

        The Company receives cash funds from certain vendors upon the opening of a new store ("new store funds") if the opening results in an increase in the total number of stores in operation. Under the Company's current supply arrangements, it is obligated to repay a portion of new store funds if an arrangement is terminated early. The Company classifies new store funds as a noncurrent liability and recognizes a pro-rata portion in the results of operations over 36 months.

        Sales Returns and Exchanges—The Company accrues a liability for estimated costs of sales returns and exchanges in the period that the related sales are recognized. The Company provides its customers with a comfort satisfaction guarantee whereby the customer may receive a refund or exchange the original mattress for a replacement of equal or similar quality for a period of up to 100 days after the original purchase. Mattresses received back under this policy are reconditioned pursuant to state laws and resold through the Company's clearance center stores as used merchandise. The Company accrues a liability for the estimated costs related to the revaluation of the returned merchandise to the lower of cost or market, net of anticipated exchange fees charged to the customer, at the time the sale is recorded based upon historical experience. In August 2010, the Company revised its general exchange policy to eliminate the majority of exchange fees previously charged to a customer, which has resulted in a higher estimate of future exchange costs. The Company regularly assesses and adjusts the estimated liability by updating claims rates for actual trends and projected claim costs. A revision of estimated claim rates and claim costs or revisions to the Company's exchange policies may have a material adverse effect on future results of operations.

        Activity with respect to the liability for sales returns and exchanges, included in other accrued liabilities, was as follows (amounts in thousands):

	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$68	$513
Sales return and exchange provision	1,613	3,651
Sales return and exchange claims	(1,168)	(3,085)

Balance at end of period	$513	$1,079

        Product Warranties—The Company provides a 10-year non-prorated manufacturer warranty service period ("basic warranty"), and an additional five-year warranty ("extended warranty") on certain mattress products. The customer is not charged a fee for warranty coverage and the Company is financially responsible for the basic and the extended warranties on these mattress products. Other mattress products have warranties provided by the manufacturer directly to the customer. The Company accrues for the estimated cost of warranty coverage at the time the sale is recorded. In estimating the liability for product warranties, the Company considers the impact of recoverable salvage value on product received back under warranty. Based upon the Company's historical warranty claim experience, as well as recent trends that might suggest that past experience may differ from future claims, management periodically reviews and adjusts, if necessary, the liability for product warranties. Activity with respect to the liability for product warranties was as follows (amounts in thousands):

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$1,706	$1,802	$2,063
Warranty provision	899	1,265	2,238
Warranty claims	(803)	(1,004)	(1,535)

Balance at end of period	1,802	2,063	2,766
Less: Current portion included in accrued liabilities	648	783	1,285

Noncurrent portion included in other liabilities	$1,154	$1,280	$1,481

        Franchise Fees and Royalty Income—The Company has granted franchise rights to private operators for a term of 20 or 30 years on a market-by-market basis. The Company provides standard operating procedure manuals, the right to use systems and trademarks, assistance in site locations of stores and warehouses, training and support services, advertising materials and management and accounting software to its franchisees. The Company is entitled to a nonrefundable initial franchise fee that is recognized in income when all material services have been substantially performed, which is upon the opening of a new store. In addition, the Company earns ongoing royalties based on a percentage of gross franchisee sales, payable twice a month, which are recognized in income during the period sales are recognized by the franchisees.

        The Company evaluates the credentials, business plans and the financial strength of potential franchisees before entering into franchise agreements and before extending credit terms for franchise fee and royalty payments. Concentrations of credit risk with respect to accounts receivable with franchisees after considering existing allowances for doubtful accounts, are considered by management to be limited as a result of the small size of the franchisee network relative to company-operated stores and the years of experience with the current franchisee owners. The Company has the right, under the terms of its franchise agreements, to assume the operations of franchisees that do not comply with the conditions of the franchise agreement, including a default on the payments owed to the Company. In such instances, the assumption may involve purchase consideration in the form of cash and the assumption of certain franchisee obligations, including obligations to the Company. Based upon collection experience with existing franchisees allowance for doubtful accounts was $0 and $12,000 as of February 1, 2011 and January 31, 2012, respectively.

        Pre-opening Expense—Store pre-opening expenses, which consist primarily of occupancy costs, are expensed as incurred.

        Advertising and Media Production Expense—The Company incurs advertising costs associated with print and broadcast advertisements. Such costs are expensed as incurred except for media production costs, which are deferred and charged to expense in the period that the advertisement initially airs. Advertising and media production expense, net of direct funds received from certain vendors, was $29.4 million, $39.1 million, and $60.2 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively and $30.7 million and $43.0 million during the twenty-six weeks ended August 2, 2011 and July 31, 2012, respectively.

        Income Taxes—Deferred tax assets and liabilities are reflected on the balance sheet for temporary differences between the amount of assets and liabilities for financial and tax reporting purposes that will reverse in subsequent years. Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are estimated to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized in income or expense in the period that the change is effective. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized.

        The Company calculates its current deferred tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed returns are recorded when identified.

        The amount of income taxes the Company pays is subject to ongoing audits by federal and state tax authorities. Reserves are provided for potential exposures when it is considered more-likely-than-not that a taxing authority may take a sustainable position on a matter contrary to the Company's position. The Company evaluates these reserves, including interest thereon, on a periodic basis to ensure that they have been appropriately adjusted for events, including audit settlements that may impact the ultimate payment for such exposure. To the extent that the Company's assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The Company reports tax-related interest and penalties as a component of income tax expense.

        Stock Based Compensation—The Company measures compensation cost with respect to equity instruments granted as share-based payments to employees based upon the estimated fair value of the equity instruments at the date of the grant. The cost as measured is recognized as expense over the period during which an employee is required to provide services in exchange for the award, or to their eligible retirement date, if earlier. The benefit of tax deductions in excess of recognized compensation expense, if any, is reported as a financing cash flow in the Statement of Cash Flows.

        The Company follows the SEC's Staff Accounting Bulletin No. 107 "Share-Based Payment" ("SAB 107"), as amended by Staff Accounting Bulletin No. 110 ("SAB 110"), which provides supplemental application guidance based on the views of the SEC. The Company estimates the expected term of the stock options, which represents the period of time from the grant date that the Company expects its stock options to remain outstanding, using the simplified method as permitted by SAB 107 and SAB 110. The Company applies the simplified method because it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected terms due to the limited period of time its equity shares have been publicly traded.

        Cash and Cash Equivalents—Cash and cash equivalents include cash and highly liquid investments that are readily convertible into cash and have maturities of three months or less when purchased. In addition, cash equivalents include sales proceeds in the course of settlement from credit card merchant service providers, which typically convert to cash within three days of the sales transaction.

        Accounts Receivable—Accounts receivable are recorded net of an allowance for expected losses.

        The Company offers financing to customers by utilizing the services of independent, third party finance companies that extend credit directly to the Company's customers with no recourse to the Company for credit related losses. The finance companies have the discretion to establish and revise the credit criteria used in evaluating whether to extend financing to the Company's customers. Accounts receivable include sales proceeds of financed sales, net of related fees, which are in the course of funding by the finance companies. The Company reviews the financial condition of its finance providers and has experienced only minimal losses on the collection of accounts receivables. Accounts receivable from finance companies are recorded net of an allowance for expected losses of approximately $104,000 and $97,000 as of February 1, 2011 and January 31, 2012, respectively. The remaining receivables are periodically evaluated for collectability and an allowance is established based on historical collection trends and write-off history as appropriate.

        Accounts receivable consists of the following (amounts in thousands):

	February 1, 2011	January 31, 2012
Vendor incentives	$6,370	$11,054
Finance companies	2,247	4,106
Tenant improvement allowances	2,346	2,068
Franchisees and other	1,070	1,379

	$12,033	$18,607

        Inventories—Our inventories consist of finished goods inventories of mattresses and other products, including finished goods that are for showroom display in the Company's stores. Inventories are valued at the lower of cost or market. Cost is determined by the first-in, first-out method and consists primarily of the purchase price paid to vendors, as adjusted to include the effect of vendor incentives that are based on a percentage of the cost of purchased merchandise. The Company does not purchase or hold inventories on behalf of franchisees.

        Property and Equipment—Property and equipment are stated at cost less accumulated depreciation. Improvements to leased property are amortized over the shorter of their estimated useful lives or lease periods (including expected renewal periods). Repairs and maintenance are expensed as incurred. Expenditures which extend asset useful lives are capitalized. Depreciation is provided on the straight-line method at rates based on the estimated useful lives of individual assets or classes of assets as follows:

Years
Buildings	30
Equipment, computers and software	3 - 5
Furniture and fixtures	7
Store signs	7
Vehicles	5

        The Company capitalizes costs of software developed or obtained for internal use in accordance with U.S. GAAP. Once the capitalization criteria have been met, external direct costs of materials and services used in development of internal-use software, payroll and payroll related costs for employees directly involved in the development of internal-use software and interest costs incurred when developing software for internal use are capitalized. These capitalized costs are amortized over the useful life of the software on a straight-line basis.

        The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and any gain or loss thereon is included in the results of operations.

        The Company considers future asset retirement obligations, if such obligations can be reasonably estimated, at the time an asset is acquired or constructed with a corresponding increase in the cost basis of the asset. The Company has minimal conditional obligations with respect to the termination and abandonment of leased locations and the estimated fair value is immaterial.

        The Company reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying value of these assets may exceed their current fair values. The investments in store leasehold costs and related equipment represent the Company's most significant long-lived assets. The Company evaluates store-level results to determine whether projected future cash flows over the remaining lease terms are sufficient to recover the carrying value of the fixed asset investment in each individual store. If projected future cash flows are less than the carrying value of the fixed asset investment, an impairment charge is recognized to the extent that the fair value, as determined by discounted cash flows or appraisals, is less than the carrying value of such assets. The carrying value of leasehold improvements as well as certain other property and equipment are subject to impairment write-downs as a result of such evaluation. After an impairment loss is recognized, the adjusted carrying amount of the asset group establishes the new accounting basis. As further described in Note 3, the Company has recognized impairment losses during Fiscal 2009, Fiscal 2010 and Fiscal 2011.

        Goodwill and Intangible Assets—Assets acquired and liabilities assumed in a business acquisition are recorded at fair value on the date of the acquisition. Purchase consideration in excess of the aggregate fair value of acquired net assets is allocated to identifiable intangible assets, to the extent of their fair value, and any remaining excess purchase consideration is allocated to goodwill. The total amount of goodwill arising from an acquisition may be assigned to one or more reporting units in situations where the acquired business consists of specialty mattress retail operations in multiple metropolitan markets or when other reporting units are expected to benefit from synergies of the combination. The method of assigning goodwill to reporting units shall be reasonable and supportable and applied in a consistent manner and may involve estimates and assumptions. As described in Note 2, the Company has recognized goodwill and acquired intangible assets as a result of business acquisitions.

        The Company tests goodwill and other indefinite lived intangible assets for impairment annually and when events and circumstances indicate that the carrying value of these assets may exceed their current fair values. The Company assigns the carrying value of these intangible assets to its "reporting units" and applies the test for goodwill at the reporting unit level. A reporting unit is defined as an operating segment or one level below a segment (a "component") if the component is a business and discrete information is prepared and reviewed regularly by segment management. Each of the Company's metropolitan markets is an operating segment. The store unit components that comprise each operating segment are aggregated into a reporting unit on the basis that all stores have similar economic characteristics. All of the Company's goodwill has been allocated to its metropolitan market reporting units for impairment testing. The test for goodwill impairment involves a qualitative evaluation as to whether or not it is more likely than not that the fair value of a reporting unit is less than its carrying value using an assessment of relevant events and circumstances. If any reporting unit is concluded to be more likely impaired than not the following steps are performed for such reporting unit: (1) comparing the fair value of a reporting unit with the carrying value of its net assets and (2) if the carrying value exceeds fair value, the fair value of goodwill is compared with the respective carrying value and an impairment loss is recognized in the amount of the excess. The impairment test for indefinite lived assets consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. After an impairment loss is recognized, the adjusted carrying amount of the asset establishes the new accounting basis. As further described in Note 4, the Company recognized a goodwill impairment loss during Fiscal 2010.

        Debt Issue Costs and Other Assets—Significant components of other assets include debt issue costs, lease deposits and other assets. Debt issue costs are amortized to interest expense over the term of the related debt instruments. Other assets are amortized over their estimated useful lives. Debt issue costs and other assets are stated net of accumulated amortization of $7.6 million, $9.5 million and $11.0 million at February 1, 2011, January 31, 2012 and July 31, 2012, respectively.

        Deferred Lease Liabilities—Rent expense is recognized on a straight-line basis over the lease term (including expected renewal periods), after consideration of rent escalations, rent holidays and up-front payments or rent allowances provided by landlords as incentives to enter into lease agreements. The start of the lease term for the purposes of the calculation is the earlier of the lease commencement date or the date the Company takes possession of the property. A deferred lease liability is recognized for the cumulative difference between rental payments and straight-line rent expense. Deferred lease liabilities are a component of other noncurrent liabilities.

        Reportable Segments—The Company's operations consist primarily of the retail sale of mattresses and bedding-related products in various metropolitan areas in the United States through company-operated and franchisee-operated mattress specialty stores that operate under the name Mattress Firm. The Company also generates sales through its website and special events primarily to customers who reside in the metropolitan markets in which company-operated stores are located. The Company's chief operating decision maker reviews the aggregated results of company-operated stores at the metropolitan market level, including market-level cost data, consisting primarily of advertising, warehousing and overhead expenses that are directly incurred, managed and reported at the market level. Management focuses on improving the profitability at the market level and, therefore, each company-operated metropolitan market is an operating segment. The company-operated market, website and special events business segments are aggregated into a single reportable segment ("retail segment") as a result of the similar nature of the products sold and other similar economic characteristics that are expected to continue into future periods. Furthermore, the Company generates franchise fees and royalty income from the operation of franchisee-operated Mattress Firm stores in metropolitan markets in which the Company does not operate. Franchise operations are a separate reportable segment, for which the results of operations, as viewed by management, are fully represented by the franchise fees and royalty income reported on the face of the statements of operations because costs associated with the franchise business are not distinguished from other cost data viewed by management. The Company's assets are used primarily in the operation of its retail segment and the assets directly attributed to the franchise operations are not separately disclosed because they are not material.

        The Company's total net sales are generated from three major categories of products, consisting of (1) conventional mattresses which utilize steel-coil innersprings, (2) specialty mattresses which utilize materials other than steel-coil innersprings and (3) furniture and accessories which include headboards and footboards, bed frames, mattress pads and pillows, and from delivery service revenues. The following table represents the components of our total net sales (amounts in thousands):

				Twenty-Six Weeks Ended
	Fiscal 2009	Fiscal 2010	Fiscal 2011	August 2, 2011	July 31, 2012
Conventional mattresses	$258,069	$288,058	$323,461	$163,193	$197,844
Specialty mattresses	134,813	160,281	318,868	139,081	233,927
Furniture and accessories	29,282	33,905	46,367	22,201	31,252

Total product sales	422,164	482,244	688,696	324,475	463,023
Delivery service revenues	10,086	11,871	15,214	7,363	8,809

Total net sales	$432,250	$494,115	$703,910	$331,838	$471,832

        Prior-year components of the Company's total net sales have been reclassified between specialty mattresses and conventional mattresses in a manner consistent with the current-year presentation.

        New Accounting Standards Adopted in this Report—In December 2010, the FASB issued new guidance that modifies Step 1 of the impairment test for goodwill for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In evaluating whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The Company adopted the provisions of this new guidance on February 2, 2011 and it did not have a material impact on the Company's financial position, results of operations, or cash flows.

        In December 2010, the FASB issued new guidance regarding the disclosure requirements related to supplementary pro forma financial information about business combinations. For entities that enter into business combinations that are material, either individually or in the aggregate, the revised guidance requires that public entities disclose the revenue and earnings of the combined entity as if the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendment also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The new guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning after December 15, 2010, and early adoption is permitted. The Company adopted the provisions of the new guidance on February 2, 2011 and the adoption of this standard may result in additional disclosures, but it did not have a material impact on the Company's financial position, results of operations, or cash flows.

        In September 2011, the FASB issued new guidance for the testing of goodwill impairment. This guidance provides an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test currently required under U.S. GAAP by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption of the new guidance is permitted. We adopted this guidance with our Fiscal 2011 year-end goodwill impairment testing.

        In May 2011, the FASB issued new guidance regarding fair value measurements to ensure consistency between U.S. GAAP and International Financial Reporting Standards. The new guidance applies to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity's stockholders' equity in the financial statements. The new guidance applies prospectively effective during periods beginning after December 15, 2011. The company adopted the provisions of the new guidance effective February 1, 2012 and the adoption of this standard did not have a material impact on the Company's financial position, results of operations, or cash flows.

        In June 2011, the FASB issued new guidance to increase the prominence of other comprehensive income in financial statements. This guidance provides the option to present the components of net income and comprehensive income in either one single statement or in two consecutive statements reporting net income and other comprehensive income. This guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Company adopted the provisions of the new guidance effective February 1, 2012 and the adoption of this standard did not have a material impact on the Company's consolidated financial statements.

        New Accounting Standards Not Yet Adopted—In December 2011, the FASB issued new guidance which requires disclosures of gross and net information about financial and derivative instruments eligible for offset in the statement of financial position or subject to a master netting agreement. This guidance is effective for the Company in the first fiscal quarter of 2013 and is not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

        In July 2012, the FASB issued new guidance which gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired, and in some cases, bypass the two- step impairment test. This guidance is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption of the new guidance is permitted. The Company is currently assessing when it will adopt this guidance.

Acquisitions	6 Months Ended
Jul. 31, 2012
Acquisitions
Acquisitions

2. Acquisitions

        The Company completed a number of acquisitions of the equity interests or operating assets of specialty mattress retailers. These acquisitions: (a) increase the Company's store locations and market share in markets in which the Company previously operated, which generally results in greater expense synergies and leverage over market-level costs, such as advertising and warehousing, or (b) provide an efficient way to enter new markets in which the Company did not previously operate and which provide a platform for further growth. Results of operations of the acquired businesses are included in the Company's results of operations from the respective effective dates of the acquisitions.

        Acquisitions During Fiscal 2010—Effective May 13, 2010, the Company acquired the land and building of a Mattress Firm store location in Houston, Texas, for a purchase price of $2.3 million consisting of cash and a mortgage loan in the amount of $2.1 million, as further described in Note 5. No goodwill was recognized related to the transaction.

        Effective October 15, 2010, the Company acquired the equity interests of a mattress specialty retailer, Peak Management, LLC ("Peak"), a former Mattress Firm franchisee, for $3.8 million, consisting of cash and a contingent payment that is based on future sales of the acquired stores. The contingent payment in the amount of $2.0 million was paid in December 2011 based on sales results during the 12-month period ending November 30, 2011. The acquisition added 8 stores in eastern Tennessee and northeast Alabama, which were new areas of Company operations. The acquisition resulted in $3.0 million of goodwill, the majority of which is expected to be deductible for income tax purposes.

        Effective December 1, 2010, the Company acquired the equity interests of a mattress specialty retailer, Maggie's Enterprises, Inc. ("Maggie's"), for $15.7 million, consisting of cash and issuance of a seller note in the principal amount of $7.2 million, as further described in Note 5. The acquisition added 26 stores, primarily in eastern Virginia, an area where the Company did not previously conduct operations. The acquired stores continue to be operated under the name Mattress Discounters pursuant to a license agreement with the owner of the trade name. The acquisition resulted in $11.1 million of goodwill, the majority of which is expected to be deductible for income tax purposes.

        The purchase price paid at closing for several of the acquisitions are subject to typical holdbacks for working capital adjustments and seller indemnifications. Total direct acquisition costs of approximately $0.3 million were charged to general and administrative expense during Fiscal 2010. Resolution of holdbacks and adjustments on 2010 acquisitions resulted in $0.1 million in additional cash used in acquisitions and $0.6 million in additional goodwill during fiscal 2011.

        The allocation of the purchase price to the assets and liabilities of the acquisitions, based on management's estimate of their fair values, and a reconciliation to the cash provided by the acquisitions on the respective acquisition closing dates is as follows (amounts in thousands):

	Maggie's	Peak and Other	Total
Current assets	$4,024	$970	$4,994
Property and equipment	784	3,103	3,887
Goodwill	11,130	2,978	14,108
Other noncurrent assets	3,319	66	3,385
Current liabilities	(2,148)	(763)	(2,911)
Other noncurrent liabilities	(1,375)	(290)	(1,665)

Total assets acquired, net of liabilities assumed	15,734	6,064	21,798
Reconciliation to cash used in acquisitions:
Contingent payment obligation	—	(1,980)	(1,980)
Seller notes issued	(7,200)	—	(7,200)
Cash of acquired businesses	(1,769)	(87)	(1,856)

Cash used in acquisitions, net of cash acquired	$6,765	$3,997	$10,762

        The net sales, pre-tax income and net income included in the Company's Fiscal 2010 results of operations related to the acquisition of Maggie's from the acquisition date to February 1, 2011 were $3.2 million, $0.3 million and $0.2 million, respectively.

        The following table presents the consolidated financial information of the Company on a pro forma basis, assuming that the acquisition of Maggie's had occurred as of February 3, 2010. The historical financial information has been adjusted to give effect to pro forma items that are directly attributable to the acquisitions and are expected to have a continuing impact on the consolidated results. These items include adjustments to record incremental depreciation and amortization expense related to the increase in fair value of the acquired assets.

        The unaudited financial information set forth below has been compiled from the historical financial statements and other information, but is not necessarily indicative of the results that actually would have been achieved had the transactions occurred on the dates indicated or that may be achieved in the future (amounts in thousands except per share amounts):

	Fiscal 2009			Fiscal 2010
	As Reported	Pro Forma Adjustments	Pro Forma	As Reported	Pro Forma Adjustments	Pro Forma
Net sales	$432,250	$21,873	$454,123	$494,115	$20,341	$514,456
Net income (loss)	(4,673)	165	(4,508)	349	147	496
Diluted net income (loss) per common share	$(0.21)	$0.01	$(0.20)	$0.02	$—	$0.02

        Acquisition During Fiscal 2011—Effective November 15, 2011, the Company acquired the leasehold interests, store assets, distribution center assets and related inventory, and assumed certain liabilities, of Mattress Giant Corporation relating to the operation of 55 mattress specialty retail stores and three distribution centers located in the states of Georgia, Missouri, Illinois and Minnesota for a cash purchase price of approximately $7.9 million. The acquired stores will be rebranded as Mattress Firm stores during Fiscal 2012. The acquisition resulted in $3.2 million of goodwill, the majority of which is expected to be deductible for income tax purposes.

        The final purchase price is subject to purchase price holdbacks for adjustments up to $0.5 million which had not settled as of January 31, 2012. Acquisition-related costs for U.S. GAAP purposes are costs the acquirer incurs to effect a business combination, including advisory, legal, accounting, valuation, and other professional or consulting fees. The Company incurred a total of $0.6 million of acquisition-related costs charged to general and administrative expense during Fiscal 2011.

        The allocation of the purchase price to the assets and liabilities of the acquisitions, based on management's estimate of their fair values, and a reconciliation to the cash provided by the acquisitions on the respective acquisition closing dates is as follows (amounts in thousands):

Current assets	$3,815
Property and equipment	1,414
Goodwill	3,165
Intangible assets	150
Other noncurrent assets	81
Current liabilities	(404)
Other noncurrent liabilities	(363)

Cash used in acquisitions, net of cash acquired	$7,858

        Acquisitions During Fiscal 2012—Effective May 2, 2012, the Company completed the acquisition of all of the equity interests in MGHC Holding Corporation ("Mattress Giant") for approximately $44 million subject to customary post-closing purchase price adjustments. The closing was funded with existing cash reserves and $10 million of borrowings under the revolving portion of the 2007 Senior Credit Facility (as defined below). The acquisition added 181 mattress specialty retail stores in certain markets in Florida and Texas where the Company currently operates Mattress Firm stores. The process of rebranding the acquired stores as Mattress Firm commenced immediately after the closing of the transaction with the conversion of in-store merchandising and computer systems and the addition of temporary signage. Permanent rebranding, including renovations and the addition of permanent signage is expected to be complete by the end of fiscal 2012. The acquisition increased the Company's store locations and market share in markets in which the Company previously operated, which generally results in greater expense synergies and leverage over market-level costs, such as advertising and warehousing. The acquisition resulted in $43.0 million of goodwill, the majority of which will not be deductible for income tax purposes.

        The allocation of the purchase price to the assets and liabilities of the acquisition, based on management's estimate of their fair values on the acquisition closing date is as follows (amounts in thousands):

Accounts receivable	$2,909
Inventories	5,167
Prepaid expenses and other current assets	2,819
Property, plant and equipment	3,043
Goodwill	43,000
Intangible assets	5,119
Deferred tax asset	4,255
Security deposits	640
Accounts payable	(12,896)
Accrued liabilities	(7,693)
Customer deposits	(1,559)
Other noncurrent liabilities	(820)

Cash used in acquisition, net of cash acquired	$43,984

        The net sales included in the Company's consolidated statement of operations related to the acquisition of Mattress Giant from the acquisition date to July 31, 2012 was $33.2 million.

        The following table presents the selected consolidated financial information of the Company on a pro forma basis, assuming that the acquisition of Mattress Giant had occurred as of February 2, 2011. The historical financial information has been adjusted to give effect to pro forma items that are directly attributable to the acquisition and are expected to have a continuing impact on the consolidated results. These items include adjustments to record incremental depreciation and amortization expense related to the increase in fair value of the acquired assets.

        The unaudited financial information set forth below has been compiled from the historical financial statements and other information, but is not necessarily indicative of the results that actually would have been achieved had the transaction occurred on the date indicated or that may be achieved in the future (amounts in thousands except per share amounts):

	Twenty-Six Weeks Ended August 2, 2011			Twenty-Six Weeks Ended July 31, 2012
	As Reported	Pro Forma Adjustments	Pro Forma	As Reported	Pro Forma Adjustments	Pro Forma
Net sales	$331,838	$64,434	$396,272	$471,832	$31,825	$503,657
Net income	4,665	1,941	6,606	19,821	1,479	21,300
Diluted net income per common share	$0.21	$0.08	$0.29	$0.59	$0.04	$0.63

        The Company incurred a total of $0.6 million and $1.8 million of acquisition-related costs for the thirteen and twenty-six weeks ended July 31, 2012, respectively, related to the Mattress Giant acquisition.

Property and Equipment	6 Months Ended
Jul. 31, 2012
Property and Equipment
Property and Equipment

3. Property and Equipment

        Property and equipment consist of the following (amounts in thousands):

	February 1, 2011	January 31, 2012
Land	$1,159	$1,159
Building	1,621	1,621
Leasehold improvements	91,910	118,546
Equipment, computers and software	20,833	23,683
Store signs	10,576	12,762
Furniture and fixtures	8,861	10,478
Vehicles	507	474

	135,467	168,723
Accumulated depreciation	(57,866)	(73,049)

	$77,601	$95,674

        Based upon the review of the performance of individual stores, and a decline in performance of certain stores, impairment losses of approximately $2.3 million, $1.7 million and $0.1 million were recognized during Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively, which are reported as a component of "Loss on store closings and impairment of store assets" in the Statements of Operations. The impairment loss amounts were determined as the excess of the carrying value of property and equipment of those stores with potential impairment in excess of the estimated fair value based on estimated cash flows. Estimated cash flows are primarily based on projected revenues, operating costs and maintenance capital expenditures of individual stores and are discounted based on comparable industry average rates for weighted average cost of capital.

Goodwill and Intangible Assets	6 Months Ended
Jul. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

4. Goodwill and Intangible Assets

        A summary of the changes in the carrying amounts of goodwill and non-amortizable intangible assets for Fiscal 2010 and 2011 were as follows (amounts in thousands):

	Goodwill	Nonamortizable Intangibles
Balance at February 2, 2010	$273,807	$80,600
Current period business acquisitions	14,108	—
Impairment charge	(536)	—

Balance at February 1, 2011	287,379	80,600
Prior year business acquisition adjustment	597	—
Current period business acquisitions	3,165	—

Balance at January 31, 2012	$291,141	$80,600

        The amounts of accumulated goodwill impairment were $143.9 million, $144.4 million and $144.4 million as of February 2, 2010, February 1, 2011 and January 31, 2012, respectively. All amounts of goodwill impairment are attributable to the Company's retail reportable segment.

        A summary of the changes in the carrying amounts of amortizable intangible assets for Fiscal 2010 and 2011 were as follows (amounts in thousands):

	Gross Cost	Accumulated Amortization	Net Carrying Value
Balance at February 2, 2010	$2,718	$(1,353)	$1,365
Current period business acquisitions	3,255	—	3,255
Amortization expense	—	(307)	(307)

Balance at February 1, 2011	5,973	(1,660)	4,313
Current period business acquisitions	150	—	150
Reaquired franchise rights	205	—	205
Amortization expense	—	(473)	(473)

Balance at February 1, 2012	$6,328	$(2,133)	$4,195

        The components of intangible assets were as follows (dollar amounts in thousands):

	Useful Life (Years)	February 1, 2011	January 31, 2012
Nonamortizing:
Trade names and trademarks		$80,600	$80,600

Amortizing:
Franchise agreement rights	20	$1,000	$1,205
Acquired trade names	2-20	3,965	4,035
Non-compete agreements	3-5	1,008	1,088

		5,973	6,328
Accumulated amortization		(1,660)	(2,133)

		4,313	4,195

		$84,913	$84,795

        Expense included in general and administrative expense related to the amortization of intangible assets was $0.5 million, $0.3 million and $0.5 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

        The weighted average amortization period remaining for intangible assets is 16 years. Amortization expense for intangible assets at January 31, 2012, is expected to be as follows for each of the next five fiscal years ending on or about January 31 (amounts in thousands):

2012	$433
2013	$381
2014	$223
2015	$223
2016	$223

        Goodwill is related to purchase price allocation resulting from acquisitions. The Company's operations are comprised of market-level operating segments that are each a reporting unit for goodwill impairment purposes. To the extent Step 2 of the goodwill impairment test is required, it consists of (1) comparing the fair value of a reporting unit with the carrying value of its net assets and (2) if the carrying value exceeds fair value, the fair value of goodwill is compared with the respective carrying value and an impairment loss is recognized in the amount of the excess. An estimated fair value of the enterprise, which was allocated to each reporting unit for goodwill impairment purposes, was derived by a combination of an income approach and a market approach, which incorporates both management's views and those of the market. The income approach provides an estimated fair value based on the Company's anticipated cash flows that are discounted using a weighted average cost of capital rate. The market approach provides an estimated fair value based on multiples of operating results to enterprise value of comparable publicly-traded entities that are applied to the Company's historical operating results. The estimated fair values computed using the income approach and the market approach are then weighted and combined into a single fair value. The primary assumptions used in the income approach are estimated cash flows and weighted average cost of capital. Estimated cash flows are primarily based on projected revenues, operating costs and capital expenditures and are discounted based on comparable industry average rates for weighted average cost of capital.

        For the goodwill impairment test performed for Fiscal 2010, the amount of enterprise value allocated to the Company's reporting units was less than carrying values of net assets, inclusive of goodwill, for two reporting units, which experienced declines in results of operations in Fiscal 2010. As a result, the Company performed the second step of the goodwill impairment and determined that the carrying value of goodwill exceeded the fair value for the two reporting units and, accordingly, a non-cash impairment charge of $0.5 million was recognized in Fiscal 2010.

Notes Payable and Long-term Debt	6 Months Ended
Jul. 31, 2012
Notes Payable and Long-term Debt
Notes Payable and Long-term Debt

5. Notes Payable and Long-term Debt

        Notes payable and long-term debt consist of the following (amounts in thousands):

	February 1 2011	January 31, 2012	July 31, 2012
2007 Senior Credit Facility	$230,243	$228,330	$232,216
Equipment financing and other notes payable	551	24	14
Seller Notes	7,200	—	—
Mortgage loan	2,045	—	—

Total long-term debt	240,039	228,354	232,230
Current maturities of long-term debt	6,255	2,414	1,805

Long-term debt, net of current maturities	$233,784	$225,940	$230,425

2009 Loan Facility	$109,755	$—	$—
PIK Notes	48,909	—	—
Convertible Notes	—	—	—

Total long-term debt due to related parties	$158,664	$—	$—

        2007 Senior Credit Facility—On January 18, 2007, Mattress Holding, an indirect subsidiary of the issuer, entered into a credit agreement with UBS Securities LLC and certain of its affiliates and other lenders for a senior secured term loan and revolving credit facility, which was amended and restated on February 16, 2007 (as amended and restated, the "2007 Senior Credit Facility"). Outstanding borrowings at February 1, 2011, January 31, 2012 and July 31, 2012, are reported net of an unamortized discount of approximately $489,000, $339,000 and $259,000, respectively.

        The revolving loan portion of the 2007 Senior Credit Facility provides Mattress Holding with up to $35.0 million in outstanding revolving borrowings, with up to $15.0 million of that amount available for the issuance of letters of credit. During Fiscal 2010, Mattress Holding borrowed under the revolving facility a total of $2.0 million, which was subsequently repaid during the period. There were no outstanding borrowings at February 1, 2011 or January 31, 2012 and $5.0 million of outstanding borrowings at July 31, 2012. Outstanding letters of credit on the revolving facility were $1.0 million at January 31, 2012, resulting in $24.0 million of availability for borrowings and up to $14.0 million of that amount available for the issuance of letters of credit. Outstanding letters of credit on the revolving facility were $1.0 million at July 31, 2012, resulting in $29.0 million of availability for borrowings and up to $14.0 million of that amount available for the issuance of letters of credit.

        Borrowings under the 2007 Senior Credit Facility bear interest at a floating rate and may be maintained, at Mattress Holding's option, as "base rate loans" (tied to the greater of the prime rate or the federal funds rate plus 0.5%) plus an "applicable margin rate," or as "Eurocurrency rate loans" tied to LIBOR plus an applicable margin rate. The applicable margin rate percentages for term loans are 1.25% for base rate loans and 2.25% for Eurocurrency rate loans. The weighted average interest rate applicable to outstanding borrowings was 2.6% at both February 1, 2011 and January 31, 2012.

        Outstanding borrowings under the term loan portion of the 2007 Senior Credit Facility are payable in quarterly installments of approximately $599,000 with the outstanding balance due at maturity on January 18, 2014. Furthermore, Mattress Holding is subject to an annual principal prepayment in an amount equal to a portion of "excess cash flow," as defined in the 2007 Senior Credit Facility, payable no later than 120 days after the end of each fiscal year. Such prepayments are first applied to reduce scheduled quarterly principal repayments for the next four quarters and then to reduce future quarterly payments through maturity on a pro-rata basis. Mattress Holding made excess cash flow payments in the amounts of approximately $0.8 million and $2.1 million on June 1, 2011 and May 21, 2010, respectively, with respect to excess cash flows related to Fiscal 2009 and 2010, respectively. The prepayments of approximately $0.8 million and $2.1 million were classified as current maturities of long-term debt as of February 2, 2010 and February 1, 2011, respectively. There are certain mandatory prepayment requirements resulting from asset sale proceeds, debt issuance proceeds and casualty and condemnation proceeds. No such prepayments were required in Fiscal 2009, Fiscal 2010 or Fiscal 2011. Mattress Holding may make prepayments on the loan without penalty.

        The 2007 Senior Credit Facility is guaranteed by, subject to certain exceptions, Mattress Holding's immediate parent entity, Mattress Holdco, and by each of the existing and future subsidiaries of Mattress Holding. All obligations under the 2007 Senior Credit Facility, and the guarantees of those obligations, are secured by substantially all of the existing and future property and assets of Mattress Holding and the guarantors under the 2007 Senior Credit Facility, and by a pledge of Mattress Holding's capital stock and the capital stock of each of its subsidiaries. Mattress Holding is subject to certain financial covenants under the agreement principally consisting of maximum debt leverage and minimum interest coverage ratios. Subject to certain restrictions, Mattress Holding has the ability to exercise equity cure rights, which allow the inclusion of capital contributions received from Mattress Firm Holding Corp. in the results of operations for the purpose of measuring the maximum debt leverage and minimum interest coverage ratios. In addition, the 2007 Senior Credit Facility places limits on the amounts of annual capital expenditures and contains restrictions on, subject to certain exceptions, including, but not limited to, engaging in transactions with affiliates; prepaying subordinated debt; incurring indebtedness and liens; declaring dividends or redeeming or repurchasing capital stock; making loans and investments; and engaging in mergers, acquisitions, consolidations and asset sales. On March 20, 2009, Mattress Holding exercised an equity cure right through the receipt of a capital contribution from Mattress Firm Holding Corp. (from the proceeds of the issuance of a PIK Note further described below) in the amount of $16.9 million in cash to maintain compliance with financial covenants in Fiscal 2008. Mattress Holding was in compliance with all loan covenants at January 31, 2012 and July 31, 2012.

        Seller Notes—In connection with the acquisition of Maggie's on December 1, 2010 (further described in Note 2), Mattress Holding, through its subsidiary, Mattress Firm, Inc., issued unsecured promissory notes in the aggregate principal amount of $7.2 million to the sellers of the business. Such notes bore interest at 8.0% and were payable in eight equal quarterly installments of principal and interest through November 2012. On July 29, 2011, the Company prepaid the Seller Notes in full.

        Mortgage Loan—In connection with the purchase of a store property on May 13, 2010 (further described in Note 2), Mattress Holding entered into a mortgage loan with a financial institution at an interest rate equal to the greater of 5.25% or the prime rate plus 1.5%. The loan was payable in monthly installments of principal and interest of approximately $14,000, subject to future revisions from prime rate fluctuations, with the remaining outstanding balance payable at maturity on May 13, 2015. On July 29, 2011, the Company prepaid the mortgage loan in full.

        Equipment Financing and Other Short-Term Notes Payable—Mattress Holding and its subsidiaries have various outstanding notes payable related to the purchase of equipment and other uncollateralized notes payable at 6.8% interest with monthly principal and interest payments of various amounts through 2013. Equipment financing notes payable are collateralized by certain equipment with carrying values that approximate the outstanding principal balances of the related notes payable.

Debt With Related Parties

        2009 Loan Facility—On January 18, 2007, Mattress Holding entered into a financing agreement with a group of institutional investors that also own equity interests in Mattress Holdings, LLC, for a senior subordinated loan facility for term borrowings in the original amount of $120.0 million. The financing agreement was amended on February 16, 2007, which included a prepayment of the original borrowing in the amount of $40.0 million (the "2007 Subordinated Loan Facility"). The 2007 Subordinated Loan Facility was originally guaranteed by each existing subsidiary of Mattress Holding and its immediate parent Mattress Holdco, Inc. ("Mattress Holdco"). On March 20, 2009, Mattress Intermediate Holdings. Inc. ("Mattress Intermediate"), an indirect parent of Mattress Holding and a direct subsidiary of Mattress Firm Holding Corp., assumed all obligations of Mattress Holding in respect of the 2007 Subordinated Loan Facility, including accrued interest through such date, and the obligations and guarantees of Mattress Holding, Mattress Holdco and their respective subsidiaries were released and discharged. In connection therewith, the 2007 Subordinated Loan Facility was amended and restated ("2009 Loan Facility").

        Effective March 20, 2009, borrowings under the 2009 Loan Facility bore interest at 16% per annum. Accrued interest was payable quarterly by adding such interest to the principal amount outstanding on each interest payment date. The 2009 Loan Facility required no principal payments prior to its maturity on January 18, 2015, except for mandatory quarterly principal payments on or after March 20, 2014 to the extent required to prevent the loan from being considered an "applicable high yield discount obligation" within the meaning of the Internal Revenue Code. All obligations under the 2009 Loan Facility were unsecured.

        The amendment and restatement resulting in the 2009 Loan Facility was recognized as an extinguishment of the 2007 Subordinated Loan Facility for financial reporting purposes. Accordingly, the carrying value of the debt was adjusted to its estimated market value as of March 20, 2009, which resulted in a $5.8 million debt discount and a gain on extinguishment, net of a loss of $2.8 million from the write off of unamortized debt issue costs, resulting in the recognition of a net gain on debt extinguishment of $2.8 million during Fiscal 2009. The debt discount was being amortized over the remaining term of the 2009 Loan Facility, resulting in a 17.2% effective interest rate. The Company incurred $1.0 million of direct costs related to the amendment and restatement, which was being amortized over the remaining term of the 2009 Loan Facility.

        There was an aggregate of $109.8 million and zero outstanding under the 2009 Loan Facility as of February 1, 2011 and January 31, 2012, respectively, net of an unamortized discount of $5.4 million and zero, respectively. On July 19, 2011, the Company made a voluntary prepayment of $40.0 million under the 2009 Loan Facility. On November 23, 2011 the Company used $88.8 million of the net proceeds from the initial public offering to repay in full all amounts outstanding under the 2009 Loan Facility. In connection with the voluntary prepayments, the Company recognized a loss on debt extinguishment in the amount of $5.7 million during Fiscal 2011.

        PIK Notes—At various times from October 24, 2007 through May 20, 2009, Mattress Firm Holding Corp. issued paid-in-kind notes ("PIK Notes") to certain equity investors of Mattress Holdings, LLC and certain affiliates of those equity investors. The proceeds from each separate issuance were contributed to the equity of Mattress Holding for various purposes. Under the terms issued, the PIK Notes would mature at various dates between October 24, 2012 and March 19, 2015.

        The PIK Notes bore interest at a rate of 12% per annum. Accrued interest was payable either annually or semiannually, as was applicable for each separate note issuance, with each such interest payment made through the addition of such interest amount to the outstanding principal amount of each of the PIK Notes. The PIK Notes required no principal payments prior to their maturity and the Company was permitted to prepay the PIK Notes, in whole or in part, at anytime without premium or penalty. The PIK Notes were not guaranteed by any of the Company's subsidiaries or parent entities and all obligations under the PIK Notes were unsecured.

        On November 23, 2011, in connection with the consummation of the initial public offering, (1) the Company used $4.6 million of the net proceeds from the initial public offering to repay in full the Company's PIK Notes that did not convert into shares of the Company's common stock upon the completion of the initial public offering and (2) the aggregate remaining principal and accrued interest balance of $52,7 million were converted into 2,774,035 shares the Company's common stock at a price per share equal to the initial public offering price of $19.00 per common share.

        Convertible Notes—On July 19, 2011, the Company issued convertible notes in an aggregate principal amount of $40.2 million ("Convertible Notes") to certain equity investors of Mattress Holdings, LLC and certain affiliates of those equity investors. The Convertible Notes bore interest at a rate of 12%, payable annually on July 18 of each year through the addition of the accrued interest to the outstanding principal balance of the notes. The Convertible Notes were to mature on July 18, 2016, although the Company was permitted to prepay the Convertible Notes, in whole or in part, at any time without premium or penalty. The Convertible Notes did not contain any financial or operating covenants. Pursuant to an automatic conversion feature, on November 23, 2011, in connection with the consummation of the initial public offering, the Convertible Notes with an aggregate principal and accrued interest balance of $41.9 million converted into 2,205,953 shares of common stock at a price per share equal to the initial public offering price of $19.00 per common share.

        Future Maturities of Notes Payable and Long-Term Debt—The aggregate maturities of notes payable and long-term debt at January 31, 2012 were as follows (amounts in thousands):

Fiscal year ending on or about January 31:
2013	$2,394
2014	226,299
2015	—
2016	—
2017	—
Thereafter	—

$228,693

Income Taxes	6 Months Ended
Jul. 31, 2012
Income Taxes
Income Taxes

6. Income Taxes

        Income tax expense consists of the following (amounts in thousands):

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Current:
Federal	$—	$—	$291
State	1,427	964	2,165

	1,427	964	2,456

Deferred:
Federal	(22)	—	(10,912)
State	—	(118)	(359)

	(22)	(118)	(11,271)

Total income tax expense	$1,405	$846	$(8,815)

        The differences between the effective tax rate reflected in the provision for income taxes on income (loss) before income taxes and the statutory federal rate is as follows (amounts in thousands, except for percentages):

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Computed tax at 35% of income (loss)	$(1,144)	$419	$8,938
State income taxes, net of federal income tax benefit	1,072	627	2,168
Stock-based compensation	30	(180)	53
Goodwill impairment	—	164	—
Change in valuation allowance	1,419	(234)	(20,050)
Other	28	50	76

Total income tax expense	$1,405	$846	$(8,815)

Effective income tax rate	(43.0)%	70.7%	(34.5)%

        The effective tax rate was (34.5%) for the year ended January 31, 2012, compared to 70.7% for the year ended February 1, 2011, and differs primarily as a result of the Company releasing all of its valuation allowance during Fiscal 2011.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company's deferred tax assets and liabilities are as follows (amounts in thousands):

	February 1, 2011		January 31, 2012
	Current	Noncurrent	Current	Noncurrent
Deferred income tax assets:
Allowance for doubtful accounts	$39	$—	$36	$—
Inventories	465	—	682	—
Accrued liabilities	2,043	—	2,799	—
Noncurrent liabilities	—	1,788	—	3,392
Charitable contribution carryforward	—	107	250	—
Tax credits	—	366	654	—
Net operating loss carryforward	—	14,941	8,286	—
Goodwill	—	3,917	—	2,328

	2,547	21,119	12,707	5,720
Valuation allowance	(2,376)	(17,674)	—	—

	171	3,445	12,707	5,720

Deferred income tax liabilities:
Nonamortizing intangible assets	—	(29,878)	—	(30,053)
Other current assets	(89)	—	(133)	—
Amortizable intangible assets	—	(806)	—	(756)
Property and equipment	—	(2,721)	—	(5,956)

	(89)	(33,405)	(133)	(36,765)

Net deferred income tax assets (liabilities)	$82	$(29,960)	$12,574	$(31,045)

        Certain reclassifications have been made to the prior year deferred tax assets and liabilities to conform to current period financial statement presentation with no effect on our previously reported net deferred income tax assets (liabilities) on the consolidated financial position, results of operations or cash flows.

        At January 31, 2012, the Company had approximately $38 million of net operating loss carryforwards that expire at various dates beginning in 2018, if not utilized to offset future taxable income.

        The Company has net tax basis in excess of book basis in amortizable goodwill of approximately $5.0 million related to goodwill recorded on certain acquisitions, which occurred through the end of Fiscal 2011. The tax basis in amortizable goodwill in excess of the related book basis is not recognized in deferred tax assets. To the extent the amortization of the excess tax basis results in a cash tax benefit, the benefit will first go to reduce goodwill, then other long-term intangible assets, and then tax expense. As of January 31, 2012, the Company has not received any cash tax benefit related to the amortization of excess tax basis of approximately $3.9 million.

        As of February 2, 2011, the Company provided a valuation allowance in the amount of $20.1 million to reduce deferred tax assets related to net operating loss carryforwards and other deductible temporary differences to the amount that was considered more-likely-than-not to be realized. The determination that a valuation allowance was required was based in part on the existence of operating losses in prior fiscal years, as adjusted for permanent differences. As of January 31, 2012, operating income in recent periods and projected future taxable income, including income associated with the cessation of interest deductions resulting from Fiscal 2011 debt retirements and the future reversal of temporary differences related to existing deferred tax liabilities, provides sufficient evidence that it is more-likely-than-not that deferred tax assets will be realized in future periods. Accordingly, the Company recognized a deferred tax benefit during Fiscal 2011 in the amount of $20.1 million, consisting of a $5.9 million reduction resulting primarily from the utilization of a net operating loss carryforwards and a $14.2 million reduction resulting from the year-end evaluation supporting that deferred tax assets will be realized in future periods. The Company and its subsidiaries are included in a consolidated income tax return in the U.S. federal jurisdiction and file separate income tax returns in several states. The Company and its subsidiaries are no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before the tax year ending February 3, 2009 and are not currently undergoing an income tax examination in any jurisdiction.

        The Company's accounting policy with respect to uncertain tax positions is described in Note 1. All unrecognized tax benefits were in connection with a previous acquisition, and resulted in a $0.4 million increase to goodwill, with a corresponding reduction of deferred tax assets related to net operating loss carryforwards. These unrecognized tax benefits, if recognized, would be recorded in the statement of operations and thus would impact the company's effective tax rate in the period in which they are recognized. Unrecognized tax benefits, if recognized, will favorably affect the Company's effective income tax rate upon recognition.

        The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense. The Company has not accrued any interest expense on unrecognized tax benefits as of January 31, 2012. The Company does not anticipate it will be assessed penalties on this filing position. The Company does not expect that any significant changes will occur in unrecognized tax benefits over the next twelve months. A reconciliation of the beginning and ending amount of unrecognized tax benefits for Fiscal 2010 and 2011 is as follows (amounts in thousands):

Balance at beginning of period	$369
Change	—

Balance at February 2, 2010	369
Change	—

Balance at February 1, 2011	369
Increases related to prior year tax positions	4

Balance at January 31, 2012	$373

        Income tax expense during interim periods is based on the estimated annual effective income tax rate plus any discrete items which are recorded in the period in which they occur. Discrete items include such events as changes in estimates due to the finalization of tax returns, tax audit settlements, tax law changes, and increases or decreases in valuation allowances related to prior year estimates. The determination of the consolidated provision for income taxes, deferred tax assets and liabilities and related valuation allowance needs require management to make judgments and estimates. Although management believes that its tax estimates are reasonable, the ultimate tax determination involves significant judgments that could become subject to audit by tax authorities in the ordinary course of business, as well as the generation of sufficient future taxable income.

        The Company recognized $11.5 million of income tax expense for the twenty-six weeks ended July 31, 2012, compared to $0.3 million of income tax expense for the twenty-six weeks ended August 2, 2011. The effective tax rate was 36.7% for the twenty-six weeks ended July 31, 2012, compared to 6.4% for the twenty-six weeks ended August 2, 2011, and differs primarily due to the fact that the Company had a full valuation allowance recorded against its deferred tax assets during the first twenty-six weeks of 2011. The effective tax rate of 36.7% for the current period differs from the federal statutory rate of 35% primarily due to state income taxes.

        The Company files income tax returns in U.S. federal and state jurisdictions. As of July 31, 2012, open tax years in federal and some state jurisdictions date back to October 2002 due to the taxing authorities' ability to adjust operating loss carryforwards.

Accrued Liabilities and Other Noncurrent Liabilities	6 Months Ended
Jul. 31, 2012
Accrued Liabilities and Other Noncurrent Liabilities
Accrued Liabilities and Other Noncurrent Liabilities

7. Accrued Liabilities and Other Noncurrent Liabilities

        The Company estimates certain material expenses in an effort to recognize those expenses in the period incurred. The most material estimates relate to lease commitment reserves related to store closings (see Note 8), product warranty returns (see Note 1) and insurance-related expenses, significant portions of which are self-insured related to workers' compensation and employee health insurance. The ultimate cost of our workers' compensation insurance accruals is recorded based on actuarial valuations and historical claims experience. Our employee medical insurance accruals are recorded based on our medical claims processed as well as historical medical claims experience for claims incurred but not yet reported. We maintain stop-loss coverage to limit the exposure to certain insurance-related risks. Differences in our estimates and assumptions could result in an accrual requirement materially different from the calculated accrual. Historically, such differences have not been significant.

        Accrued liabilities consist of the following (amounts in thousands):

	February 1, 2011	January 31, 2012	July 31, 2012
Unbilled advertising	$1,400	$5,212	$10,537
Employee wages, payroll taxes and withholdings	3,327	7,861	6,477
Sales tax	3,352	4,720	6,393
Accrued construction in-progress costs	958	1,489	4,593
Income tax payable	1,419	1,985	4,373
Acquisition contingent payment	1,980	324	1,887
Accrued employee compensated absences	869	1,114	1,727
Insurance	886	1,652	1,311
Product warranty returns	783	1,285	1,213
Accrued interest	629	575	547
Other	6,262	5,563	8,328

	$21,865	$31,780	$47,386

        Other noncurrent liabilities consist of the following (amounts in thousands):

	February 1, 2011	January 31, 2012
Deferred lease liabilities	$34,511	$39,344
Deferred vendor incentives	4,311	7,646
Product warranty returns, less current portion	1,280	1,481
Noncurrent accrued interest	3,160	—
Related party management fees	800	—
Other	1,117	882

	$45,179	$49,353

Store Closings	6 Months Ended
Jul. 31, 2012
Store Closings
Store Closings

8. Store Closings

        Management reviews the performance of individual stores to determine whether to renew or extend leases or to close a store at or prior to the lease termination date. Results of operations and estimated closing costs from individual store and warehouse location closings are included in continuing operations. Management also reviews retail operating results at the market level in determining whether to exit and close all store and warehouse locations in a market based on an evaluation of the investment required to improve market results to an acceptable level and the estimated costs to discontinue operations. Each market is an operating segment and, accordingly, operating results of stores and warehouses closed for an entire market and the related loss from closing are reported as discontinued operations. The Company did not exit any markets during Fiscal 2009, Fiscal 2010 or Fiscal 2011.

        Costs associated with location closings:    The Company remains directly liable for future lease obligations for certain closed store and warehouse locations and contingently liable for locations that are assigned to third parties. The Company may enter into sublease agreements with third parties for certain closed locations while retaining the primary lease obligation with landlords. The Company accrues a liability for the estimated future costs to close locations at the time of closing. Such accruals include, as applicable, the difference between future lease obligations and anticipated sublease rentals. Future contingent lease commitments related to assigned and subleased properties and the related future sublease rentals are disclosed in Note 10.

        The change in the estimated liability for location closing costs, which is included in other accrued liabilities, is as follows (amounts in thousands):

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$1,482	$1,714	$153
Increase (decrease) in store closing reserves:
Rent paid	(1,973)	(2,304)	(784)
Sublease income	413	478	512
Closed store additions	1,208	371	650
Adjustments to existing reserves	584	(106)	33

Balance at end of period	$1,714	$153	$564

        The Company revises the estimated liability for location closing costs when new facts and circumstances become available. It is reasonably possible that the Company's actual future costs to sublease or otherwise terminate leases related to closed properties could be different than the estimate as a result of economic conditions outside the control of the Company and that the effects could be material to the Company's consolidated financial statements.

Stockholders' Equity	6 Months Ended
Jul. 31, 2012
Stockholders' Equity
Stockholders' Equity

9. Stockholders' Equity

Dividends

        As a holding company, the ability of Mattress Firm Holding Corp. to pay dividends is limited by its ability to receive dividends or distributions from its subsidiaries. The 2007 Senior Credit Facility imposes restrictions on Mattress Holding with respect to the payment of dividends to Mattress Firm Holding Corp.

Common Stock

        On November 3, 2011, the Company's Board of Directors approved an increase in the number of authorized shares of the Company's common stock to 120,000,000 and a 227,058-for-one forward stock split of the Company's common stock, with no corresponding change to the par value. All common share numbers and per share amounts for all periods presented have been adjusted retroactively.

        As further described in Note 1, the Company completed an initial public offering of 6,388,888 shares of common stock on November 23, 2011 at $19 per share, resulting in $110.4 million of net proceeds after deducting underwriting discounts and commissions of $8.5 million and $2.5 million of offering related costs. In addition, as further described in Notes 1 and 5, the Company issued an aggregate of 4,979,988 shares of common stock in the conversion of PIK Notes and Convertible Notes in connection with the completion of the offering.

Common Stock Reserved for Future Issuance

        As further described in Note 14, approximately 4.2 million shares of common stock are reserved for issuances under the 2011 Omnibus Incentive Plan.

Earnings per Share

        Basic net income (loss) per common share is computed by dividing the net income applicable to common shares by the weighted average number of common shares outstanding during the period. Diluted net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period, adjusted to reflect potentially dilutive securities using the treasury stock method for stock option awards. Diluted net income per common share adjusts basic net income per common share for the effects of stock options and other potentially dilutive financial instruments only in the periods in which such effect is dilutive.

        The following table presents a reconciliation of the weighted average shares outstanding used in the earnings per share calculations:

				Twenty-Six Weeks Ended
	Fiscal 2009	Fiscal 2010	Fiscal 2011	August 2, 2011	July 31, 2012
Basic weighted average shares outstanding	22,399,952	22,399,952	24,586,274	22,399,952	33,768,828
Effect of dilutive securities:
Stock options	—	—	—	—	97,350
Restricted shares	—	—	—	—	980

Diluted weighted average shares outstanding	22,399,952	22,399,952	24,586,274	22,399,952	33,867,158

        Diluted net income per common share for Fiscal 2011 excludes stock options for the purchase of 1,223,874 shares of common stock as their inclusion would be anti-dilutive.

        One-half of the stock options granted to the Company's employees are subject to a five-year time-based vesting schedule, while the remaining one-half of the stock options are subject to a four-year market-based vesting schedule, with such vesting based on specified stock price increase targets, as set forth in the option award agreement evidencing the grant of such stock options. The Company includes market-based stock option awards in the dilutive potential common shares when they become contingently issuable and exclude the awards when they are not contingently issuable. Diluted weighted average shares outstanding for the twenty-six weeks ended July 31, 2012 excludes stock options for the purchase of 458,936 shares of common stock as the applicable vesting criteria were not satisfied as of July 31, 2012.

Commitments and Contingencies	6 Months Ended
Jul. 31, 2012
Commitments and Contingencies.
Commitments and Contingencies

10. Commitments and Contingencies

        The Company conducts the majority of its operations from leased store and warehouse facilities pursuant to non-cancellable operating lease agreements with initial terms ranging from one to 15 years. Certain leases include renewal options generally ranging from one to five years and contain certain rent escalation clauses. Most leases require the Company to pay its proportionate share of the property tax, insurance and maintenance expenses of the property. Certain leases provide for contingent rentals based on sales volumes; however, incremental rent expense resulting from such arrangements was immaterial during all periods presented in the accompanying financial statements.

        Total expense incurred under operating leases, consisting of base rents and other expenses (comprised primarily of common area maintenance, property tax, and insurance), is as follows (amounts in thousands):

	Base Rents	Other Expense	Total Lease Expense
Fiscal 2009	$59,521	$14,043	$73,564
Fiscal 2010	$63,932	$16,931	$80,863
Fiscal 2011	$76,108	$16,879	$92,987

        Future minimum lease payments under operating leases as of January 31, 2012, related to properties operated by the Company (amounts in thousands):

Fiscal year ending on or about January 31:
2013	$81,852
2014	70,412
2015	57,785
2016	44,587
2017	29,660
Thereafter	53,272

$337,568

The Company remains directly and contingently obligated under lease agreements related to leased properties no longer operated by the Company as further described in Note 8. In certain instances, the Company has entered into assignment and sublease agreements with third parties, although the Company remains contingently liable with respect to future lease obligations for such leased properties. Future minimum lease payments under operating leases as of January 31, 2012, associated with properties no longer operated by the Company, and the related future sublease rentals (amounts in thousands):

	Company's Commitment	Sublease Rentals
Fiscal year ending on or about January 31:
2013	$768	$476
2014	709	492
2015	497	422
2016	409	400
2017	416	406
Thereafter	572	564

	$3,371	$2,760

        The Company guarantees and is primarily liable for approximately $1.2 million as of January 31, 2012 in future lease commitments through November 30, 2017 with respect to a real estate lease of a franchisee.

        The Company has contracts related to sponsorships and space rentals at special event venues, with future minimum commitments as of January 31, 2012 of $2.1 million and $2.1 million for Fiscal 2012 and 2013, respectively.

        The Company is subject to legal proceedings and claims that arise in the ordinary course of business. Management does not believe that the outcome of any of those matters will have a material adverse effect on the Company's financial position, results of operations or cash flows.

        On May 26, 2011, the Company settled a lawsuit involving alleged violations of the Fair Labor Standards Act brought in April 2010 by a former employee. The Company paid the settlement amount of $1.6 million to a claims-made reversionary fund on August 9, 2011, and such amount was recognized in sales and marketing expenses during the fiscal year ended February 1, 2011 and was included in accrued liabilities at February 1, 2011.

Concentration Risk	6 Months Ended
Jul. 31, 2012
Concentration Risk
Concentration Risk

11. Concentration Risk

        Financial instruments that potentially subject the Company to concentrations of risk are primarily cash and cash equivalents and accounts receivable. Information with respect to the credit risk associated with accounts receivable is described in Note 1.

        The Company places its cash deposits with financial institutions. At times, such amounts may be in excess of the federally insured limits. Management believes the financial strength of the financial institutions minimizes the credit risk related to the Company's deposits.

Related Party Transactions	6 Months Ended
Jul. 31, 2012
Related Party Transactions
Related Party Transactions

12. Related Party Transactions

  Management Fees

        The Company incurred management fees and other direct expenses from affiliates of J.W. Childs under the terms of a management agreement, prior to the termination of the agreement on November 23, 2011. Beginning on March 20, 2009, and continuing until the termination of the agreement, the Company was not required to pay accrued management fees until such time as the Company began making interest payments related to the outstanding amounts under the 2009 Loan Facility (see Note 5). Interest on the outstanding balance of accrued management fees accrued at a rate of 16%, and all accrued interest was added to the outstanding balance of accrued management fees. Other noncurrent liabilities included accrued management fees, including interest, of approximately $0.8 million at February 1, 2011. On November 23, 2011, the management agreement was terminated in connection of Company's initial public offering, and $1.6 million of the net proceeds raised in the offering were used to pay the outstanding balance accrued management fees, including interest accrued thereon, and a management agreement termination fee of $360,000. The aggregate amount of management fees, interest expense accrued thereon, and the termination fee recognized in the Company's results of operations totaled $0.4 million, $0.4 million and $0.6 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. During the twenty-six weeks ended August 2, 2011, the Company incurred management fees and other direct expenses of $0.2 million.

  2009 Loan Facility, PIK Notes and Convertible Notes

        As further described in Note 5, prior to the completion of the initial public offering on November 23, 2011, the Company had outstanding debt with parties that own equity interests in Mattress Holdings LLC and certain affiliates of those equity investors, consisting of the 2009 Loan Facility, PIK Notes and Convertible Notes (collectively, "Related Party Debt"). Interest accrued on Related Party Debt was paid through the addition of the accrued interest to the outstanding principal amount of debt. In connection with the completion of the initial public offering, the total outstanding obligations of Related Party Debt was paid off with net proceeds from the offering or were converted to shares of the Company's common stock. The aggregate outstanding borrowings on Related Party Debt was $158.7 million at February 1, 2011 and $188.0 million at November 23, 2011, prior to completion of the initial public offering. Interest expense on Related Party Debt included in the result of operations totaled $17.7 million, $23.2 million and $20.6 million in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Interest expense incurred under these debt instruments totaled $12.9 million for the twenty-six weeks ended August 2, 2011.

  Equity Support Letter

        Subsequent to the exercise of an equity cure right under the 2007 Senior Credit Facility on March 20, 2009 and in connection with the amendment and restatement of the 2007 Subordinated Loan Facility, resulting in the 2009 Loan Facility, certain affiliates of J.W. Childs and the 2009 Loan Facility lenders (who are also equity investors in Mattress Holdings, LLC), entered into a letter agreement whereby J.W. Childs agreed to infuse additional capital into Mattress Holding in an amount up to $17.0 million, subject to Mattress Holdings attainment of minimum financial results thresholds, if such capital would be required to effect an equity cure under the 2007 Senior Credit Facility. On November 4, 2011, the letter agreement was amended to terminate upon the conversion or payment of the entire amount outstanding under the PIK Notes, including all accrued and unpaid interest thereon. Upon such payment on November 23, 2011, the letter agreement terminated. No events had occurred from March 20, 2009 until the termination of the letter agreement that would have required the parties to exercise the capital infusion requirement.

Retirement Plans	6 Months Ended
Jul. 31, 2012
Retirement Plans
Retirement Plans

13. Retirement Plans

        The Company sponsors a 401(k) defined contribution plan (the "Retirement Plan") that covers substantially all employees. Participants may elect to defer a percentage of their salary, subject to annual limitations imposed by the Internal Revenue Code. The Company makes matching contributions at its discretion. The Company temporarily suspended matching contributions beginning in March 2009 and continuing through April 2010. Approximate matching contributions and other expenses related to the Retirement Plan were as follows (amounts in thousands):

Fiscal 2009	$1
Fiscal 2010	$333
Fiscal 2011	$534

        The Company also sponsors an executive nonqualified deferred compensation plan. Participants may elect to defer a percentage of their earned wages to the plan. The Company may, at its discretion, provide matching and profit-sharing contributions under this plan. The Company has not elected to make any discretionary contributions. The plan assets and related deferred compensation liability included in other assets and other noncurrent liabilities at February 1, 2011, January 31, 2012 and July 31, 2012, were approximately $1.1 million, $0.9 million and $1.0 million, respectively. The plan assets are held within a rabbi trust and are restricted from Company access.

Stock-Based Compensation	6 Months Ended
Jul. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

14. Stock-Based Compensation

        Class B Units—Mattress Holdings, LLC, the parent of Mattress Firm Holding Corp., established a class of equity ownership units ("Class B Units") that were issued primarily to employees of the Company for future services at the discretion of the board of managers of Mattress Holdings, LLC. Class B Units that have been issued will remain outstanding until the date that Mattress Holdings, LLC is ultimately dissolved, except for Class B Units that are forfeited. There is no stated limit on the number of Class B Units that may be issued, although the Company does not intend to issue additional Class B Units subsequent to November 23, 2011. Each holder of vested Class B Units is entitled to its pro rata share of future distributions to the equity owners of Mattress Holdings, LLC after certain other equity holders have received aggregate preferred distributions equal to the greater of (i) $154.3 million or (ii) the fair value of Mattress Holdings, LLC's equity on the relevant grant date of the Class B Units. Each Class B Unit grant is comprised of four tranches with separate vesting criteria. The B-1 tranche comprises 40% of the total units granted and vests over five years in 20% increments on each grant's anniversary date. Any unvested portion of the B-1 tranche fully vests immediately prior to the earlier of a change of control or the completion of an initial public offering (such change of control or initial public offering, a ("Liquidity Event"). The B-2 tranche, which comprises 40% of the total units granted, and the B-3 and B-4 tranches, each of which comprises 10% of the total units granted, vest in their entirety upon the expiration of lock-up agreements entered into by J.W. Childs and its affiliates ("Lock-up Agreements") in connection with the initial public offering if the return on investment to JWC Mattress Holdings, LLC meets or exceeds established thresholds. Holders of Class B Units who are employees of the Company are subject to forfeiture of all or a portion of Class B Units upon termination of employment.

        The shares of common stock of Mattress Firm Holding Corp. held by Mattress Holdings, LLC will be distributed to its unit holders, including holders of Class B Units, at a date determined by J.W. Childs, although no sooner than May 15, 2012, in connection with the dissolution of Mattress Holdings, LLC, and the determination of the number of shares that each unit holder will be entitled to receive in such distribution will be determined as of May 15, 2012.

        The method used by the Company to estimate the fair value of Class B Unit grants was based upon a two-step process as of the date of each award. The first step involved valuation of the Company and the related after-debt value attributable to the equity owners.

        The Company's fair value for grants of Class B Unit awards was based upon a composite of values determined by a market approach, using both market multiple and comparable transaction methodologies, and a discounted cash flow methodology. The second step to valuing Class B Units involved the allocation of the total equity value determined on each grant date among the Class B Units and other equity holders using a probability-weighted expected return methodology. Under this method, the allocation of equity value to Class B units was determined for a number of possible outcomes, with each outcome weighted based upon management's estimate of the likelihood of such outcome. The outcomes considered were: (1) ongoing operations without a Liquidity Event, (2) Liquidity Event resulting from a merger or sale to another party, (3) Liquidity Event resulting from an initial public offering of the Company's common stock and (4) a distressed sale.

        The estimated weighted average fair value per unit of Class B Units issued was approximately $0.24 and $0.23 during Fiscal 2009 and Fiscal 2010, respectively. The fair value of the Class B Unit awards, net of estimated forfeitures, is recognized as expense over terms that range from 2.5 years to 2.9 years, which are based upon the timing and weighting of the expected outcomes derived from the fair value calculation. Stock-based compensation expense (benefit) recognized in the consolidated results of operations related to the Class B Units was approximately $84,000, ($515,000), and approximately $151,000 during Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. No income tax benefits are expected to be recognized by the Company with respect to the issuance and subsequent vesting of Class B Units. Compensation expense recorded during Fiscal 2010 included the effect of forfeitures that occurred during Fiscal 2010 that were in excess of previous estimates and which resulted in the reversal of previously recognized expense in the amount of approximately $575,000.

        A summary of the status of unvested Class B Units at January 31, 2012, and changes during Fiscal 2011 is as follows (unit amounts in thousands):

	Class B Units	Weighted Average Grant-Date Fair Value
Unvested at February 1, 2011	1,628	$0.89
Granted	—	—
Vested	(313)	0.61
Forfeited	(38)	0.23

Unvested at January 31, 2012	$1,277	$0.98

        The total fair value of Class B Units, as determined on the respective grant dates, was approximately $234,000, $132,000 and $192,000 for Class B Units that vested during Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

        As of January 31, 2012, there was approximately $20,000 of total unrecognized compensation costs related to unvested Class B Units that will be recognized as expense during Fiscal 2012.

        2011 Omnibus Incentive Plan—On November 3, 2011, the Company's Board of Directors adopted the Mattress Firm Holding Corp. 2011 Omnibus Incentive Plan to provide for the grant of equity-based awards to Company employees, directors and other service providers. A total of 4,206,000 shares of the Company's common stock have been reserved for future grants under the 2011 Omnibus Incentive Plan. On November 17, 2011, the Company granted certain employees stock options with respect to an aggregate of 1,247,553 shares of the Company's common stock at an exercise price equal to the initial public offering price of $19.00 per share, with an estimated fair value of $8.50 per share. One-half of the stock options granted to the Company's employees are subject to a five-year time-based vesting schedule, while the remaining one-half of the stock options are subject to a four-year market-based vesting schedule, with such vesting based on specified stock price increase targets, as set forth in the option award agreement evidencing the grant of such stock options.

        The following assumptions were used to calculate the fair value of the Company's time-based stock options on the date of grant utilizing the Black-Scholes option pricing model:

Risk-free interest rate	1.28%
Dividend yield	0%
Volatility factor	55%
Weighted average expected life (in years)	6.5

        The following assumptions were used to calculate the fair value of the Company's market-based stock options on the grant date utilizing a Monte Carlo Simulation approach:

Risk-free interest rate	1.28%
Dividend yield	0%
Volatility factor	55%
Suboptimal exercise factor	2.5	x

        A summary of the status of outstanding stock options at January 31, 2012, and changes during Fiscal 2011 is as follows (stock option amounts in thousands):

	Stock Options	Weighted Average Exercise Price Per Share
Outstanding at February 1, 2011	—	$—
Granted	1,248	19.00
Exercised	—	—
Forfeited	(24)	19.00

Outstanding at January 31, 2012	1,224	$19.00

Exercisable at January 31, 2012	—	$—
Weighted average fair value per option granted		$8.50

        There were no stock options exercised during Fiscal 2011 and no tax benefits from the exercise of stock options have been recognized. Any future excess tax benefits derived from the exercise of stock options will be recorded prospectively and reported as cash flows from financing activities.

        There were approximately 3.0 million shares available for future grants under the stock incentive plan as of January 31, 2012. Vesting dates on the stock options range from November 17, 2012 to November 17, 2016. The expiration date of all stock options that are currently outstanding is November 17, 2021.

        Stock-based compensation expense recognized in the consolidated results of operations related to the stock options was approximately $372,000 during Fiscal 2011. As of January 31, 2012, there was approximately $8.1 million of total unrecognized compensation costs related to the stock options that will be recognized as expense over a remaining weighted average period of 4.33 years. The total intrinsic value of options outstanding as of January 31, 2012 was approximately $17.2 million.

Supplemental Statement of Cash Flow Information	6 Months Ended
Jul. 31, 2012
Supplemental Statement of Cash Flow Information
Supplemental Statement of Cash Flow Information

15. Supplemental Statement of Cash Flow Information

        Supplemental information to the statement of cash flows is as follows (amounts in thousands):

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Interest paid	$7,370	$6,430	$7,512
Net taxes paid	$368	$674	$2,490

        Noncash Investing and Financing Activities—Assets acquired, liabilities assumed and debt issued in connection with business combinations are described in Note 2. Noncash interest expense including amounts accrued in other noncurrent liabilities and added to the outstanding principal balance of the 2009 Loan Facility, PIK Notes and Convertible Notes totaled $17.7 million, $23.2 million and $20.6 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

        On November 23, 2011, in connection with the initial public offering, the PIK Notes and Convertible Notes were either repaid or converted into shares of our common stock. As a result of the transaction, $90.7 million in debt and $3.9 million in accrued interest was converted to stockholders' equity.

Quarterly Results of Operations (Unaudited)	6 Months Ended
Jul. 31, 2012
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)

16. Quarterly Results of Operations (Unaudited)

	1st Quarter		2nd Quarter		3rd Quarter		4th Quarter
	FY 2010	FY 2011	FY 2010	FY 2011	FY 2010	FY 2011	FY 2010	FY 2011
Net sales	$108,363	$151,924	$127,583	$179,914	$130,675	$183,514	$127,494	$188,558
Cost of sales	71,677	95,946	79,436	109,281	82,410	110,106	80,439	112,685

Gross profit from retail operations	36,686	55,978	48,147	70,633	48,265	73,408	47,055	75,873
Franchise fees and royalty income	593	987	827	1,085	832	1,329	943	1,296

	37,279	56,965	48,974	71,718	49,097	74,737	47,998	77,169

Operating expenses:
Sales and marketing expenses	24,213	35,637	30,132	45,077	29,135	41,420	30,483	45,471
General and administrative expenses	8,770	11,770	7,463	12,357	8,398	11,638	9,480	15,919
Goodwill impairment charge	—	—	—	—	—	—	536	—
Loss on store closings and impairment of store assets	548	174	(101)	(135)	67	285	1,972	435

Total operating expenses	33,531	47,581	37,494	57,299	37,600	53,343	42,471	61,825

Income from operations	3,748	9,384	11,480	14,419	11,497	21,394	5,527	15,344

Other expense (income):
Interest income	—	(2)	(1)	(1)	—	(1)	(5)	(5)
Interest expense	7,360	8,277	7,664	8,672	7,828	8,530	8,211	3,831
Loss from debt extinguishment	—	—	—	1,873	—	—	—	3,831

	7,360	8,275	7,663	10,544	7,828	8,529	8,206	7,657

Income (loss) before income taxes	(3,612)	1,109	3,817	3,875	3,669	12,865	(2,679)	7,687
Income tax expense (benefit)	(1,764)	80	1,865	239	1,791	551	(1,046)	(9,685)

Net income (loss)	$(1,848)	$1,029	$1,952	$3,636	$1,878	$12,314	$(1,633)	$17,372

Basic and diluted net income per common share	$(0.08)	$0.05	$0.09	$0.16	$0.08	$0.55	$(0.07)	$0.56

        Due to the method of calculating weighted average common shares outstanding, the sum of the quarterly per share amounts may not equal net earnings per common share attributable to common shareholders for the respective years.

        As further described in Note 5, interest expense decreased $4.4 million in the fourth quarter of Fiscal 2011 as compared to the fourth quarter of Fiscal 2010 as a result of the payment and conversion of $188.0 million of debt in connection with the initial public offering.

        As further described in Note 5, on July 19, 2011, the Company made a voluntary prepayment of $40.0 million under the 2009 Loan Facility. In connection with the voluntary prepayment, the Company recognized a loss on debt extinguishment in the amount of $1.9 million in the second quarter of Fiscal 2011. In addition, on November 23, 2011 the Company used $88.8 million of the net proceeds from the initial public offering to repay in full all amounts outstanding under the 2009 Loan Facility. In connection with the voluntary prepayment, the Company recognized a loss on debt extinguishment in the amount of $3.8 million in the fourth quarter of Fiscal 2011.

        As further described in Note 6, the Company recognized a deferred tax benefit during Fiscal 2011 in the amount of $20.1 million, consisting of a $5.9 million reduction in the third quarter of Fiscal 2011 resulting from the utilization of deferred tax assets, primarily net operating loss carryforwards, and a $14.2 million reduction in the fourth quarter of Fiscal 2011 resulting from the year-end evaluation supporting that deferred tax assets will be realized in future periods.

Subsequent Events	6 Months Ended
Jul. 31, 2012
Subsequent Events
Subsequent Events

17. Subsequent Events

Subsequent events evaluated through April 20, 2012

        On April 9, 2012, the Company entered into an agreement for the purchase of all of the equity interests of MGHC Holding Corporation for approximately $44 million in cash, subject to customary purchase-price adjustments. The Company expects that the transaction, which remains subject to customary closing conditions, will be completed during its second fiscal quarter ending July 31, 2012. The Company expects to fund the majority of the purchase price from cash reserves.

Subsequent events occurring after April 20, 2012 and through September 12, 2012

        On May 2, 2012, as further described in Note 2, the Company completed the acquisition of all of the equity interests of MGHC Holding Corporation.

        On August 28, 2012, the Company paid off the outstanding revolver borrowings on the 2007 Senior Credit Facility of $5.0 million. At September 7, 2012, there were standby letters of credit outstanding in the amount of $1.0 million and additional borrowings available of $34.0 million.

        On September 4, 2012, the Company entered into an agreement to acquire the leasehold interests, store assets, distribution center assets and related inventories, and assume certain liabilities, of Mattress Xpress, Inc. and Mattress Xpress of Georgia, Inc. (collectively, "Mattress Xpress") relating to the operation of 35 mattress specialty stores located in Florida and Georgia for a total purchase price of approximately $15.8 million, subject to customary adjustments. Under the terms of the purchase agreement, Mattress Xpress will provide unsecured financing to the Company in the amount of approximately $7.8 million in connection with the purchase, which will be payable over a term of one year in quarterly installments, including interest at 8%. The closing of the purchase is expected to occur in the third fiscal quarter of 2012 and remains subject to the prior satisfaction of customary closing conditions. The Company intends to rebrand the stores as Mattress Firm subsequent to the closing of the transaction.

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY)	6 Months Ended
Jul. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY)
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY)

MATTRESS FIRM HOLDING CORP.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP.
(PARENT COMPANY)

BALANCE SHEETS

	February 1, 2011	January 31, 2012
	(in thousands)
ASSETS
Cash and cash equivalents	$—	$15,473
Investment in subsidiary	65,649	229,216
Deferred income taxes	82	12,574
Other assets, net	88	—

Total assets	$65,819	$257,264

LIABILITIES AND STOCKHOLDER'S EQUITY
Current liabilities	$1,419	$1,985
Notes payable to related parties	48,909	—
Deferred income taxes	29,960	31,045
Other noncurrent liabilities	3,160	—

Total liabilities	83,448	33,030
Commitments and contingencies
Common stock, $0.01 par value; 120,000,000 shares authorized; 22,399,952 and 33,768,828 shares issued and outstanding at February 1, 2011 and January 31, 2012, respectively	224	338
Additional paid-in capital	154,294	361,692
Accumulated deficit	(172,147)	(137,796)

Total stockholder's equity (deficit)	(17,629)	224,234

Total liabilities and stockholder's equity	$65,819	$257,264

MATTRESS FIRM HOLDING CORP.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP.
(PARENT COMPANY)

STATEMENTS OF OPERATIONS

	Fiscal 2009	Fiscal 2010	Fiscal 2011
	(in thousands)
Equity in undistributed earnings of subsidiary	$1,612	$6,920	$32,448
Interest expense	4,880	5,725	6,912

Gain (loss) before income taxes	(3,268)	1,195	25,536
Income tax expense (benefit)	1,405	846	(8,815)

Net income (loss)	$(4,673)	$349	$34,351

MATTRESS FIRM HOLDING CORP.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP.
(PARENT COMPANY)

STATEMENTS OF CASH FLOWS

	Fiscal 2009	Fiscal 2010	Fiscal 2011
	(in thousands)
Cash flows from operating activities:
Net income (loss)	$(4,673)	$349	$34,351
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in earnings of subsidiary	(1,612)	(6,920)	(32,448)
Deferred income tax benefit	(22)	(118)	(11,407)
Amortization of deferred issuance costs	46	46	37
Loss from debt extinguishment	—	—	51
Effects of changes in operating assets and liabilities:
Accrued liabilities	1,427	964	566
Other noncurrent liabilities	4,834	5,679	6,912

Net cash provided by operating activities	—	—	(1,938)
Cash flows from investing activities:
Investment in subsidiary	(16,917)	—	(128,674)

Net cash used in investing activities	(16,917)	—	(128,674)
Cash flows from financing activities:
Proceeds from issuance of debt	16,917	—	40,198
Principal payments of debt	—	—	(4,559)
Proceeds from issuance of common stock, net of costs	—	—	110,446

Net cash provided by financing activities	16,917	—	146,085

Net change in cash and cash equivalents	—	—	15,473
Cash and cash equivalents, beginning of period	—	—	—

Cash and cash equivalents, end of period	$—	$—	$15,473

MATTRESS FIRM HOLDING CORP.

SCHEDULE I—NOTES TO CONSOLIDATED FINANCIAL INFORMATION (PARENT COMPANY)

1. Background

        These condensed parent company financial statements and notes of Mattress Firm Holding Corp. (the "Company") should be read in conjunction with the consolidated financial statements of Mattress Firm Holding Corp. and subsidiaries. The 2007 Senior Credit Facility of Mattress Holding, an indirect subsidiary of Mattress Firm Holding Corp., contains provisions whereby Mattress Holding is prohibited from distributing dividends to Mattress Firm Holding Corp. or other subsidiaries of Mattress Firm Holding Corp. As of February 1, 2011 and January 31, 2012, the net assets of Mattress Holding subject to such restrictions under the 2007 Senior Credit Facility were $149.8 million and $183.7 million, respectively.

2. Initial Public Offering

        On November 23, 2011, the Company completed the initial public offering of shares of its common stock pursuant to a registration statement on Form S-1, as amended (File No. 333-174830), which was declared effective on November 17, 2011. Under the registration statement, the Company registered the offering and sale of up to an aggregate of 6,388,888 shares of common stock at a public offering price of $19.00 per share. The Company raised a total of $121.4 million in gross proceeds in the initial public offering of all 6,388,888 shares, or approximately $110.4 million in net proceeds after deducting underwriting discounts and commissions of $8.5 million and $2.4 million of estimated offering-related costs.

        On November 23, 2011, the Company contributed a portion of the net proceeds from the initial public offering as follows: (i) $88.8 million of such net proceeds to repay in full all amounts outstanding under the loan facility between Mattress Intermediate Holdings, Inc., the Company's direct subsidiary, and a group of lenders maturing in January 2015 and the related accrued interest; (ii) $4.6 million of such net proceeds to repay in full the Company's 12% payment-in-kind investor notes that did not convert into shares of the Company's common stock upon the completion of the initial public offering; and (iii) $1.6 million of such net proceeds to pay accrued managed fees and interested thereon and a related termination fee to J.W. Childs Associates, L.P. in connection with the termination of the management agreement between J.W. Childs Associates, L.P. and the Company that became effective with the completion of the initial public offering. Also in connection with the consummation of the initial public offering, the Company's 12% payment-in-kind investor notes converted into 4,979,888 shares of the Company's common stock at a price per share equal to the initial public offering price of $19.00 per common share. See Notes 3 for additional information on debt activity.

3. Long-term Debt

        As of February, 2011 Mattress Firm Holding Corp. had $48.9 million of outstanding Paid-in-Kind Notes, or "PIK Notes," issued to the equity investors of Mattress Holding, LLC (the parent company of Mattress Firm Holding Corp.) and various affiliates of those equity investors. The PIK Notes were issued at various times from October 24, 2007 through May 20, 2009 and mature at various dates between October 24, 2012 and March 19, 2015.

        The PIK Notes bore interest at a rate of 12% per annum. Accrued interest was payable annually or semiannually, as applicable, with each such interest payment to be made through the addition of such interest amount to the outstanding principal amount of the PIK Notes. The PIK Notes required no principal payments prior to their maturity, and Mattress Firm Holding Corp. was permitted to prepay the PIK Notes, in whole or in part, at any time without premium or penalty. Amounts prepaid will be applied first to accrued interest and then to the repayment of the outstanding principal amounts of the PIK Notes.

        On November 23, 2011, in connection with the consummation of the initial public offering, (1) the Company used $4.6 million of the net proceeds from the initial public offering to repay in full the Company's PIK Notes that did not convert into shares of the Company's common stock upon the completion of the initial public offering and (2) the aggregate remaining principal and accrued interest balance of $41.9 million were converted into 2,205,953 shares the Company's common stock at a price per share equal to the initial public offering price of $19.00 per common share.

        The PIK Notes were not guaranteed by any of the subsidiaries of Mattress Firm Holding Corp. All obligations under the PIK Notes were unsecured. The PIK Notes contained no financial or restrictive covenants.

        On July 19, 2011, the Company issued convertible notes in an aggregate principal amount of $40.2 million ("Convertible Notes"). The Convertible Notes accrued interest at an annual rate of 12%, payable annually on July 18 of each year and are to mature on July 18, 2016. All interest was paid "in kind" rather than in cash, meaning that payments of interest were made as additions to the outstanding principal amount of the Convertible Notes. The Company was permitted to prepay the Convertible Notes, in whole or in part, at any time without premium or penalty. On November 23, 2011, in connection with the consummation of the initial public offering, the Convertible Notes with an aggregate principal and accrued interest balance of $41.9 million automatically converted into 2,205,953 shares of common stock at a price per share equal to the initial public offering price of $19.00 per common share.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	6 Months Ended
Jul. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

MATTRESS FIRM HOLDING CORP.

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

For the three years ended January 31, 2012

		Additions
Description	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Deductions from Reserves(1)	Balance at End of Period
	(in thousands)
Year Ended February 2, 2010:
Uncollectible accounts receivable	$53	$64	$—	$—	$117
Sales returns reserve	66	1,048	—	1,046	68
Store closing reserve	1,482	2,440	—	2,207	1,714
Year Ended February 1, 2011:
Uncollectible accounts receivable	$117	$—	$—	$13	$104
Sales returns reserve	68	1,613	—	1,168	513
Store closing reserve	1,714	666	—	2,227	153
Year Ended January 31, 2012:
Uncollectible accounts receivable	$104	$—	$—	$7	$97
Sales returns reserve	513	3,651	—	3,085	1,079
Store closing reserve	153	1,402	—	991	564
(1)
Deductions from reserves represent losses or expenses for which the respective reserves were created. In the case of the uncollectible accounts receivable, deductions are net of recovered amounts previously written off.

Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jul. 31, 2012
Business and Summary of Significant Accounting Policies
Basis of Presentation
Basis of Presentation—The accompanying financial statements present the consolidated balance sheets, statements of operations, stockholders' equity and cash flows of the Company. All significant intercompany accounts and transactions have been eliminated.

Fiscal Year
Fiscal Year—The Company's fiscal year consists of 52 or 53 weeks ending on the Tuesday closest to January 31. Each of the fiscal years ended February 2, 2010 ("Fiscal 2009"), February 1, 2011 ("Fiscal 2010") and January 31, 2012 ("Fiscal 2011) consisted of 52 weeks.

Accounting Estimates
Accounting Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates that are more susceptible to change in the near term are the accruals for sales returns and exchanges, product warranty costs, impairment and store closing costs.

Fair Value Measures

Fair Value Measures—The amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values because of the short-term maturity of these instruments. The table below summarizes the estimated fair values and respective carrying values of the Company's 2007 Senior Credit Facility (exclusive of the revolver), 2009 Loan Facility and PIK Notes as of February 1, 2011, January 31, 2012 and July 31, 2012 (amounts in millions):

	February 1, 2011		January 31, 2012		July 31, 2012
	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value
Senior Credit Facility	$212.3	$230.7	$223.0	$228.3	$224.1	$227.2
2009 Loan Facility	$151.5	$109.8	$—	$—	$—	$—
PIK Notes	$62.7	$48.9	$—	$—	$—	$—

        The fair value of the 2007 Senior Credit Facility was estimated based on the ask and bid prices quoted from an external source. The fair values of the 2009 Loan Facility, the PIK Notes and the Convertible Notes were estimated using an income approach based on the discounted future cash flows of the debt instruments. The fair value estimates have been affected by the general economic conditions and corresponding effects on the credit markets that have occurred over the past three years. The carrying amounts of other debt instruments at fixed rates approximated their respective fair values due to the comparability of interest rates for the same or similar issues that are available. The Financial Accounting Standards Board ("FASB") has issued guidance on the definition of fair value, the framework for using fair value to measure assets and liabilities, and disclosure about fair value measurements. The guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value. These tiers include:

  •
  Level 1: Defined as observable inputs such as quoted prices in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

  •
  Level 2: Defined as pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures.

  •
  Level 3: Defined as pricing inputs that are unobservable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value.

        The Company measures its nonqualified deferred compensation plan on a recurring basis. The plan's assets are valued based on the marketable securities tied to the plan. Additionally, the Company measures goodwill, intangible assets, and property and equipment on a nonrecurring basis, if step 1 of the impairment tests fail. Property and equipment fair value is based on estimated cash flows. Estimated cash flows are primarily based on projected revenues, operating costs and maintenance capital expenditures of individual stores and are discounted based on comparable industry average rates for weighted average cost of capital.

        Assets requiring recurring or non-recurring fair value measurements as previously described consisted of the following (amounts in thousands):

		Fair Value Measurements
	Net Book Value as of Feb. 1, 2011				Fiscal 2010 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$1,116	$—	$1,116	$—	$—
Goodwill requiring impairment (Note 4)	$2,610	$—	$—	$2,610	$536
Property and equipment requiring impairment (Note 3)	$290	$—	$—	$290	$1,723

		Fair Value Measurements
	Net Book Value as of Jan. 31, 2012				Fiscal 2011 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$882	$—	$882	$—	$—
Property and equipment requiring impairment (Note 3)	$246	$—	$—	$246	$134

		Fair Value Measurements
	Net Book Value as of July 31, 2012				Fiscal 2011 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$1,029	$—	$1,029	$—	$—

Net Sales
Net Sales—Sales revenue, including fees collected for delivery services, is recognized upon delivery and acceptance of mattresses and bedding products by the Company's customers and is recorded net of estimated returns. Customer deposits collected prior to the delivery of merchandise are recorded as a liability. Net sales are recognized net of sales tax collected from customers and remitted to various taxing jurisdictions.

Cost of Sales, Sales and Marketing and General and Administrative Expense

Cost of Sales, Sales and Marketing and General and Administrative Expense—The following summarizes the primary costs classified in each major expense category (the classification of which may vary within our industry).

        Cost of sales:

  •
  Costs associated with purchasing and delivering our products to our stores and customers, net of vendor incentives earned on the purchase of products;

  •
  Physical inventory losses;

  •
  Store and warehouse occupancy and depreciation expense of related facilities and equipment;

  •
  Store and warehouse operating costs, including warehouse labor costs and utilities, repairs and maintenance and supplies costs of warehouse and store facilities; and

  •
  Estimated costs to provide for customer returns and exchanges and to service customer warranty claims.

        Sales and marketing expenses:

  •
  Advertising and media production;

  •
  Payroll and benefits for sales associates; and

  •
  Merchant service fees for customer credit and debit card payments, check guarantee fees and promotional financing expense.

        General and administrative expenses:

  •
  Payroll and benefit costs for corporate office and regional management employees;

  •
  Stock-based compensation costs;

  •
  Occupancy costs of corporate facility;

  •
  Information systems hardware, software and maintenance;

  •
  Depreciation related to corporate assets;

  •
  Management fees;

  •
  Insurance; and

  •
  Other overhead costs.

Vendor Incentives

Vendor Incentives—Cash payments received from vendors as incentives to enter into or to maintain long-term supply arrangements, including new store funds described in the following paragraph, are deferred and amortized as a reduction of cost of sales using a systematic approach. Vendor incentives that are based on a percentage of the cost of purchased merchandise, such as cooperative advertising funds, are accounted for as a reduction of the price of the vendor's products and result in a reduction of cost of sales when the merchandise is sold. Certain vendor arrangements provide for volume-based incentives that require minimum purchase volumes and may provide for increased incentives when graduated purchase volumes are met. The recognition of earned incentives that vary based on purchase levels includes the effect of estimates of the Company's purchases of the vendor's products and may result in adjustments in subsequent periods if actual purchase volumes deviate from the estimates. Vendor incentives that are direct reimbursements of costs incurred by the Company to sell the vendor's products are accounted for as a reduction of the related costs when recognized in the Company's results of operations. From time to time, certain vendors provide funds to the Company to advertise their products. The Company recognized $0.9 million, $3.7 million and $3.9 million as a reduction to sales and marketing expense during Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively, and $1.5 million and $2.4 million during the twenty-six weeks ended August 2, 2011 and July 31, 2012, respectively, related to such direct vendor advertising funds.

        The Company receives cash funds from certain vendors upon the opening of a new store ("new store funds") if the opening results in an increase in the total number of stores in operation. Under the Company's current supply arrangements, it is obligated to repay a portion of new store funds if an arrangement is terminated early. The Company classifies new store funds as a noncurrent liability and recognizes a pro-rata portion in the results of operations over 36 months.

Sales Returns and Exchanges

Sales Returns and Exchanges—The Company accrues a liability for estimated costs of sales returns and exchanges in the period that the related sales are recognized. The Company provides its customers with a comfort satisfaction guarantee whereby the customer may receive a refund or exchange the original mattress for a replacement of equal or similar quality for a period of up to 100 days after the original purchase. Mattresses received back under this policy are reconditioned pursuant to state laws and resold through the Company's clearance center stores as used merchandise. The Company accrues a liability for the estimated costs related to the revaluation of the returned merchandise to the lower of cost or market, net of anticipated exchange fees charged to the customer, at the time the sale is recorded based upon historical experience. In August 2010, the Company revised its general exchange policy to eliminate the majority of exchange fees previously charged to a customer, which has resulted in a higher estimate of future exchange costs. The Company regularly assesses and adjusts the estimated liability by updating claims rates for actual trends and projected claim costs. A revision of estimated claim rates and claim costs or revisions to the Company's exchange policies may have a material adverse effect on future results of operations.

        Activity with respect to the liability for sales returns and exchanges, included in other accrued liabilities, was as follows (amounts in thousands):

	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$68	$513
Sales return and exchange provision	1,613	3,651
Sales return and exchange claims	(1,168)	(3,085)

Balance at end of period	$513	$1,079

Product Warranties

Product Warranties—The Company provides a 10-year non-prorated manufacturer warranty service period ("basic warranty"), and an additional five-year warranty ("extended warranty") on certain mattress products. The customer is not charged a fee for warranty coverage and the Company is financially responsible for the basic and the extended warranties on these mattress products. Other mattress products have warranties provided by the manufacturer directly to the customer. The Company accrues for the estimated cost of warranty coverage at the time the sale is recorded. In estimating the liability for product warranties, the Company considers the impact of recoverable salvage value on product received back under warranty. Based upon the Company's historical warranty claim experience, as well as recent trends that might suggest that past experience may differ from future claims, management periodically reviews and adjusts, if necessary, the liability for product warranties. Activity with respect to the liability for product warranties was as follows (amounts in thousands):

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$1,706	$1,802	$2,063
Warranty provision	899	1,265	2,238
Warranty claims	(803)	(1,004)	(1,535)

Balance at end of period	1,802	2,063	2,766
Less: Current portion included in accrued liabilities	648	783	1,285

Noncurrent portion included in other liabilities	$1,154	$1,280	$1,481

Franchise Fees and Royalty Income

Franchise Fees and Royalty Income—The Company has granted franchise rights to private operators for a term of 20 or 30 years on a market-by-market basis. The Company provides standard operating procedure manuals, the right to use systems and trademarks, assistance in site locations of stores and warehouses, training and support services, advertising materials and management and accounting software to its franchisees. The Company is entitled to a nonrefundable initial franchise fee that is recognized in income when all material services have been substantially performed, which is upon the opening of a new store. In addition, the Company earns ongoing royalties based on a percentage of gross franchisee sales, payable twice a month, which are recognized in income during the period sales are recognized by the franchisees.

        The Company evaluates the credentials, business plans and the financial strength of potential franchisees before entering into franchise agreements and before extending credit terms for franchise fee and royalty payments. Concentrations of credit risk with respect to accounts receivable with franchisees after considering existing allowances for doubtful accounts, are considered by management to be limited as a result of the small size of the franchisee network relative to company-operated stores and the years of experience with the current franchisee owners. The Company has the right, under the terms of its franchise agreements, to assume the operations of franchisees that do not comply with the conditions of the franchise agreement, including a default on the payments owed to the Company. In such instances, the assumption may involve purchase consideration in the form of cash and the assumption of certain franchisee obligations, including obligations to the Company. Based upon collection experience with existing franchisees allowance for doubtful accounts was $0 and $12,000 as of February 1, 2011 and January 31, 2012, respectively.

Pre-opening Expense
Pre-opening Expense—Store pre-opening expenses, which consist primarily of occupancy costs, are expensed as incurred.

Advertising and Media Production Expense
Advertising and Media Production Expense—The Company incurs advertising costs associated with print and broadcast advertisements. Such costs are expensed as incurred except for media production costs, which are deferred and charged to expense in the period that the advertisement initially airs. Advertising and media production expense, net of direct funds received from certain vendors, was $29.4 million, $39.1 million, and $60.2 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively and $30.7 million and $43.0 million during the twenty-six weeks ended August 2, 2011 and July 31, 2012, respectively.

Income Taxes

Income Taxes—Deferred tax assets and liabilities are reflected on the balance sheet for temporary differences between the amount of assets and liabilities for financial and tax reporting purposes that will reverse in subsequent years. Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are estimated to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized in income or expense in the period that the change is effective. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized.

        The Company calculates its current deferred tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed returns are recorded when identified.

        The amount of income taxes the Company pays is subject to ongoing audits by federal and state tax authorities. Reserves are provided for potential exposures when it is considered more-likely-than-not that a taxing authority may take a sustainable position on a matter contrary to the Company's position. The Company evaluates these reserves, including interest thereon, on a periodic basis to ensure that they have been appropriately adjusted for events, including audit settlements that may impact the ultimate payment for such exposure. To the extent that the Company's assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The Company reports tax-related interest and penalties as a component of income tax expense.

Stock Based Compensation

Stock Based Compensation—The Company measures compensation cost with respect to equity instruments granted as share-based payments to employees based upon the estimated fair value of the equity instruments at the date of the grant. The cost as measured is recognized as expense over the period during which an employee is required to provide services in exchange for the award, or to their eligible retirement date, if earlier. The benefit of tax deductions in excess of recognized compensation expense, if any, is reported as a financing cash flow in the Statement of Cash Flows.

        The Company follows the SEC's Staff Accounting Bulletin No. 107 "Share-Based Payment" ("SAB 107"), as amended by Staff Accounting Bulletin No. 110 ("SAB 110"), which provides supplemental application guidance based on the views of the SEC. The Company estimates the expected term of the stock options, which represents the period of time from the grant date that the Company expects its stock options to remain outstanding, using the simplified method as permitted by SAB 107 and SAB 110. The Company applies the simplified method because it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected terms due to the limited period of time its equity shares have been publicly traded.

Cash and Cash Equivalents
Cash and Cash Equivalents—Cash and cash equivalents include cash and highly liquid investments that are readily convertible into cash and have maturities of three months or less when purchased. In addition, cash equivalents include sales proceeds in the course of settlement from credit card merchant service providers, which typically convert to cash within three days of the sales transaction.

Accounts Receivable

Accounts Receivable—Accounts receivable are recorded net of an allowance for expected losses.

        The Company offers financing to customers by utilizing the services of independent, third party finance companies that extend credit directly to the Company's customers with no recourse to the Company for credit related losses. The finance companies have the discretion to establish and revise the credit criteria used in evaluating whether to extend financing to the Company's customers. Accounts receivable include sales proceeds of financed sales, net of related fees, which are in the course of funding by the finance companies. The Company reviews the financial condition of its finance providers and has experienced only minimal losses on the collection of accounts receivables. Accounts receivable from finance companies are recorded net of an allowance for expected losses of approximately $104,000 and $97,000 as of February 1, 2011 and January 31, 2012, respectively. The remaining receivables are periodically evaluated for collectability and an allowance is established based on historical collection trends and write-off history as appropriate.

        Accounts receivable consists of the following (amounts in thousands):

	February 1, 2011	January 31, 2012
Vendor incentives	$6,370	$11,054
Finance companies	2,247	4,106
Tenant improvement allowances	2,346	2,068
Franchisees and other	1,070	1,379

	$12,033	$18,607

Inventories
Inventories—Our inventories consist of finished goods inventories of mattresses and other products, including finished goods that are for showroom display in the Company's stores. Inventories are valued at the lower of cost or market. Cost is determined by the first-in, first-out method and consists primarily of the purchase price paid to vendors, as adjusted to include the effect of vendor incentives that are based on a percentage of the cost of purchased merchandise. The Company does not purchase or hold inventories on behalf of franchisees.

Property and Equipment

Property and Equipment—Property and equipment are stated at cost less accumulated depreciation. Improvements to leased property are amortized over the shorter of their estimated useful lives or lease periods (including expected renewal periods). Repairs and maintenance are expensed as incurred. Expenditures which extend asset useful lives are capitalized. Depreciation is provided on the straight-line method at rates based on the estimated useful lives of individual assets or classes of assets as follows:

Years
Buildings	30
Equipment, computers and software	3 - 5
Furniture and fixtures	7
Store signs	7
Vehicles	5

        The Company capitalizes costs of software developed or obtained for internal use in accordance with U.S. GAAP. Once the capitalization criteria have been met, external direct costs of materials and services used in development of internal-use software, payroll and payroll related costs for employees directly involved in the development of internal-use software and interest costs incurred when developing software for internal use are capitalized. These capitalized costs are amortized over the useful life of the software on a straight-line basis.

        The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and any gain or loss thereon is included in the results of operations.

        The Company considers future asset retirement obligations, if such obligations can be reasonably estimated, at the time an asset is acquired or constructed with a corresponding increase in the cost basis of the asset. The Company has minimal conditional obligations with respect to the termination and abandonment of leased locations and the estimated fair value is immaterial.

        The Company reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying value of these assets may exceed their current fair values. The investments in store leasehold costs and related equipment represent the Company's most significant long-lived assets. The Company evaluates store-level results to determine whether projected future cash flows over the remaining lease terms are sufficient to recover the carrying value of the fixed asset investment in each individual store. If projected future cash flows are less than the carrying value of the fixed asset investment, an impairment charge is recognized to the extent that the fair value, as determined by discounted cash flows or appraisals, is less than the carrying value of such assets. The carrying value of leasehold improvements as well as certain other property and equipment are subject to impairment write-downs as a result of such evaluation. After an impairment loss is recognized, the adjusted carrying amount of the asset group establishes the new accounting basis. As further described in Note 3, the Company has recognized impairment losses during Fiscal 2009, Fiscal 2010 and Fiscal 2011.

Goodwill and Intangible Assets

Goodwill and Intangible Assets—Assets acquired and liabilities assumed in a business acquisition are recorded at fair value on the date of the acquisition. Purchase consideration in excess of the aggregate fair value of acquired net assets is allocated to identifiable intangible assets, to the extent of their fair value, and any remaining excess purchase consideration is allocated to goodwill. The total amount of goodwill arising from an acquisition may be assigned to one or more reporting units in situations where the acquired business consists of specialty mattress retail operations in multiple metropolitan markets or when other reporting units are expected to benefit from synergies of the combination. The method of assigning goodwill to reporting units shall be reasonable and supportable and applied in a consistent manner and may involve estimates and assumptions. As described in Note 2, the Company has recognized goodwill and acquired intangible assets as a result of business acquisitions.

        The Company tests goodwill and other indefinite lived intangible assets for impairment annually and when events and circumstances indicate that the carrying value of these assets may exceed their current fair values. The Company assigns the carrying value of these intangible assets to its "reporting units" and applies the test for goodwill at the reporting unit level. A reporting unit is defined as an operating segment or one level below a segment (a "component") if the component is a business and discrete information is prepared and reviewed regularly by segment management. Each of the Company's metropolitan markets is an operating segment. The store unit components that comprise each operating segment are aggregated into a reporting unit on the basis that all stores have similar economic characteristics. All of the Company's goodwill has been allocated to its metropolitan market reporting units for impairment testing. The test for goodwill impairment involves a qualitative evaluation as to whether or not it is more likely than not that the fair value of a reporting unit is less than its carrying value using an assessment of relevant events and circumstances. If any reporting unit is concluded to be more likely impaired than not the following steps are performed for such reporting unit: (1) comparing the fair value of a reporting unit with the carrying value of its net assets and (2) if the carrying value exceeds fair value, the fair value of goodwill is compared with the respective carrying value and an impairment loss is recognized in the amount of the excess. The impairment test for indefinite lived assets consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. After an impairment loss is recognized, the adjusted carrying amount of the asset establishes the new accounting basis. As further described in Note 4, the Company recognized a goodwill impairment loss during Fiscal 2010.

Debt Issue Costs and Other Assets
Debt Issue Costs and Other Assets—Significant components of other assets include debt issue costs, lease deposits and other assets. Debt issue costs are amortized to interest expense over the term of the related debt instruments. Other assets are amortized over their estimated useful lives. Debt issue costs and other assets are stated net of accumulated amortization of $7.6 million, $9.5 million and $11.0 million at February 1, 2011, January 31, 2012 and July 31, 2012, respectively.

Deferred Lease Liabilities
Deferred Lease Liabilities—Rent expense is recognized on a straight-line basis over the lease term (including expected renewal periods), after consideration of rent escalations, rent holidays and up-front payments or rent allowances provided by landlords as incentives to enter into lease agreements. The start of the lease term for the purposes of the calculation is the earlier of the lease commencement date or the date the Company takes possession of the property. A deferred lease liability is recognized for the cumulative difference between rental payments and straight-line rent expense. Deferred lease liabilities are a component of other noncurrent liabilities.

Reportable Segments

Reportable Segments—The Company's operations consist primarily of the retail sale of mattresses and bedding-related products in various metropolitan areas in the United States through company-operated and franchisee-operated mattress specialty stores that operate under the name Mattress Firm. The Company also generates sales through its website and special events primarily to customers who reside in the metropolitan markets in which company-operated stores are located. The Company's chief operating decision maker reviews the aggregated results of company-operated stores at the metropolitan market level, including market-level cost data, consisting primarily of advertising, warehousing and overhead expenses that are directly incurred, managed and reported at the market level. Management focuses on improving the profitability at the market level and, therefore, each company-operated metropolitan market is an operating segment. The company-operated market, website and special events business segments are aggregated into a single reportable segment ("retail segment") as a result of the similar nature of the products sold and other similar economic characteristics that are expected to continue into future periods. Furthermore, the Company generates franchise fees and royalty income from the operation of franchisee-operated Mattress Firm stores in metropolitan markets in which the Company does not operate. Franchise operations are a separate reportable segment, for which the results of operations, as viewed by management, are fully represented by the franchise fees and royalty income reported on the face of the statements of operations because costs associated with the franchise business are not distinguished from other cost data viewed by management. The Company's assets are used primarily in the operation of its retail segment and the assets directly attributed to the franchise operations are not separately disclosed because they are not material.

        The Company's total net sales are generated from three major categories of products, consisting of (1) conventional mattresses which utilize steel-coil innersprings, (2) specialty mattresses which utilize materials other than steel-coil innersprings and (3) furniture and accessories which include headboards and footboards, bed frames, mattress pads and pillows, and from delivery service revenues. The following table represents the components of our total net sales (amounts in thousands):

				Twenty-Six Weeks Ended
	Fiscal 2009	Fiscal 2010	Fiscal 2011	August 2, 2011	July 31, 2012
Conventional mattresses	$258,069	$288,058	$323,461	$163,193	$197,844
Specialty mattresses	134,813	160,281	318,868	139,081	233,927
Furniture and accessories	29,282	33,905	46,367	22,201	31,252

Total product sales	422,164	482,244	688,696	324,475	463,023
Delivery service revenues	10,086	11,871	15,214	7,363	8,809

Total net sales	$432,250	$494,115	$703,910	$331,838	$471,832

        Prior-year components of the Company's total net sales have been reclassified between specialty mattresses and conventional mattresses in a manner consistent with the current-year presentation.

New Accounting Standards Adopted in this Report

New Accounting Standards Adopted in this Report—In December 2010, the FASB issued new guidance that modifies Step 1 of the impairment test for goodwill for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In evaluating whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The Company adopted the provisions of this new guidance on February 2, 2011 and it did not have a material impact on the Company's financial position, results of operations, or cash flows.

        In December 2010, the FASB issued new guidance regarding the disclosure requirements related to supplementary pro forma financial information about business combinations. For entities that enter into business combinations that are material, either individually or in the aggregate, the revised guidance requires that public entities disclose the revenue and earnings of the combined entity as if the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendment also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The new guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning after December 15, 2010, and early adoption is permitted. The Company adopted the provisions of the new guidance on February 2, 2011 and the adoption of this standard may result in additional disclosures, but it did not have a material impact on the Company's financial position, results of operations, or cash flows.

        In September 2011, the FASB issued new guidance for the testing of goodwill impairment. This guidance provides an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test currently required under U.S. GAAP by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption of the new guidance is permitted. We adopted this guidance with our Fiscal 2011 year-end goodwill impairment testing.

        In May 2011, the FASB issued new guidance regarding fair value measurements to ensure consistency between U.S. GAAP and International Financial Reporting Standards. The new guidance applies to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity's stockholders' equity in the financial statements. The new guidance applies prospectively effective during periods beginning after December 15, 2011. The company adopted the provisions of the new guidance effective February 1, 2012 and the adoption of this standard did not have a material impact on the Company's financial position, results of operations, or cash flows.

        In June 2011, the FASB issued new guidance to increase the prominence of other comprehensive income in financial statements. This guidance provides the option to present the components of net income and comprehensive income in either one single statement or in two consecutive statements reporting net income and other comprehensive income. This guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Company adopted the provisions of the new guidance effective February 1, 2012 and the adoption of this standard did not have a material impact on the Company's consolidated financial statements.

New Accounting Standards Not Yet Adopted

New Accounting Standards Not Yet Adopted—In December 2011, the FASB issued new guidance which requires disclosures of gross and net information about financial and derivative instruments eligible for offset in the statement of financial position or subject to a master netting agreement. This guidance is effective for the Company in the first fiscal quarter of 2013 and is not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

        In July 2012, the FASB issued new guidance which gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired, and in some cases, bypass the two- step impairment test. This guidance is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption of the new guidance is permitted. The Company is currently assessing when it will adopt this guidance.

Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jul. 31, 2012
Business and Summary of Significant Accounting Policies
Schedule of estimated fair values and respective carrying values of the company's 2007 Senior Credit Facility, 2009 Loan Facility and PIK Notes

	February 1, 2011		January 31, 2012		July 31, 2012
	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value
Senior Credit Facility	$212.3	$230.7	$223.0	$228.3	$224.1	$227.2
2009 Loan Facility	$151.5	$109.8	$—	$—	$—	$—
PIK Notes	$62.7	$48.9	$—	$—	$—	$—

Schedule of assets requiring recurring or non-recurring fair value measurements

		Fair Value Measurements
	Net Book Value as of Feb. 1, 2011				Fiscal 2010 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$1,116	$—	$1,116	$—	$—
Goodwill requiring impairment (Note 4)	$2,610	$—	$—	$2,610	$536
Property and equipment requiring impairment (Note 3)	$290	$—	$—	$290	$1,723

		Fair Value Measurements
	Net Book Value as of Jan. 31, 2012				Fiscal 2011 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$882	$—	$882	$—	$—
Property and equipment requiring impairment (Note 3)	$246	$—	$—	$246	$134

		Fair Value Measurements
	Net Book Value as of July 31, 2012				Fiscal 2011 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$1,029	$—	$1,029	$—	$—

Schedule of activity with respect to the liability for sales returns and exchanges

	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$68	$513
Sales return and exchange provision	1,613	3,651
Sales return and exchange claims	(1,168)	(3,085)

Balance at end of period	$513	$1,079

Schedule of activity with respect to the liability for product warranties

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$1,706	$1,802	$2,063
Warranty provision	899	1,265	2,238
Warranty claims	(803)	(1,004)	(1,535)

Balance at end of period	1,802	2,063	2,766
Less: Current portion included in accrued liabilities	648	783	1,285

Noncurrent portion included in other liabilities	$1,154	$1,280	$1,481

Schedule of accounts receivable

	February 1, 2011	January 31, 2012
Vendor incentives	$6,370	$11,054
Finance companies	2,247	4,106
Tenant improvement allowances	2,346	2,068
Franchisees and other	1,070	1,379

	$12,033	$18,607

Schedule of estimated useful lives of individual assets or classes of assets

Years
Buildings	30
Equipment, computers and software	3 - 5
Furniture and fixtures	7
Store signs	7
Vehicles	5

Schedule of the components of total net sales

				Twenty-Six Weeks Ended
	Fiscal 2009	Fiscal 2010	Fiscal 2011	August 2, 2011	July 31, 2012
Conventional mattresses	$258,069	$288,058	$323,461	$163,193	$197,844
Specialty mattresses	134,813	160,281	318,868	139,081	233,927
Furniture and accessories	29,282	33,905	46,367	22,201	31,252

Total product sales	422,164	482,244	688,696	324,475	463,023
Delivery service revenues	10,086	11,871	15,214	7,363	8,809

Total net sales	$432,250	$494,115	$703,910	$331,838	$471,832

Acquisitions (Tables)	12 Months Ended			6 Months Ended
	Jan. 31, 2012 Acquisitions During Fiscal 2010	Jan. 31, 2012 Maggie's	Jan. 31, 2012 Mattress Giant Corporation	Jul. 31, 2012 Mattress Giant
Acquisitions
Schedule of allocation of the purchase price to the assets and liabilities of the acquisitions

	Maggie's	Peak and Other	Total
Current assets	$4,024	$970	$4,994
Property and equipment	784	3,103	3,887
Goodwill	11,130	2,978	14,108
Other noncurrent assets	3,319	66	3,385
Current liabilities	(2,148)	(763)	(2,911)
Other noncurrent liabilities	(1,375)	(290)	(1,665)

Total assets acquired, net of liabilities assumed	15,734	6,064	21,798
Reconciliation to cash used in acquisitions:
Contingent payment obligation	—	(1,980)	(1,980)
Seller notes issued	(7,200)	—	(7,200)
Cash of acquired businesses	(1,769)	(87)	(1,856)

Cash used in acquisitions, net of cash acquired	$6,765	$3,997	$10,762

Current assets	$3,815
Property and equipment	1,414
Goodwill	3,165
Intangible assets	150
Other noncurrent assets	81
Current liabilities	(404)
Other noncurrent liabilities	(363)

Cash used in acquisitions, net of cash acquired	$7,858

Accounts receivable	$2,909
Inventories	5,167
Prepaid expenses and other current assets	2,819
Property, plant and equipment	3,043
Goodwill	43,000
Intangible assets	5,119
Deferred tax asset	4,255
Security deposits	640
Accounts payable	(12,896)
Accrued liabilities	(7,693)
Customer deposits	(1,559)
Other noncurrent liabilities	(820)

Cash used in acquisition, net of cash acquired	$43,984

Schedule of consolidated financial information of the company on a pro forma basis

	Fiscal 2009			Fiscal 2010
	As Reported	Pro Forma Adjustments	Pro Forma	As Reported	Pro Forma Adjustments	Pro Forma
Net sales	$432,250	$21,873	$454,123	$494,115	$20,341	$514,456
Net income (loss)	(4,673)	165	(4,508)	349	147	496
Diluted net income (loss) per common share	$(0.21)	$0.01	$(0.20)	$0.02	$—	$0.02

	Twenty-Six Weeks Ended August 2, 2011			Twenty-Six Weeks Ended July 31, 2012
	As Reported	Pro Forma Adjustments	Pro Forma	As Reported	Pro Forma Adjustments	Pro Forma
Net sales	$331,838	$64,434	$396,272	$471,832	$31,825	$503,657
Net income	4,665	1,941	6,606	19,821	1,479	21,300
Diluted net income per common share	$0.21	$0.08	$0.29	$0.59	$0.04	$0.63

Property and Equipment (Tables)	6 Months Ended
Jul. 31, 2012
Property and Equipment
Schedule of property and equipment

	February 1, 2011	January 31, 2012
Land	$1,159	$1,159
Building	1,621	1,621
Leasehold improvements	91,910	118,546
Equipment, computers and software	20,833	23,683
Store signs	10,576	12,762
Furniture and fixtures	8,861	10,478
Vehicles	507	474

	135,467	168,723
Accumulated depreciation	(57,866)	(73,049)

	$77,601	$95,674

Goodwill and Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2012
Goodwill and Intangible Assets
Schedule of changes in the carrying amounts of goodwill and non-amortizable intangible assets

	Goodwill	Nonamortizable Intangibles
Balance at February 2, 2010	$273,807	$80,600
Current period business acquisitions	14,108	—
Impairment charge	(536)	—

Balance at February 1, 2011	287,379	80,600
Prior year business acquisition adjustment	597	—
Current period business acquisitions	3,165	—

Balance at January 31, 2012	$291,141	$80,600

Schedule of changes in the carrying amounts of amortizable intangible assets

	Gross Cost	Accumulated Amortization	Net Carrying Value
Balance at February 2, 2010	$2,718	$(1,353)	$1,365
Current period business acquisitions	3,255	—	3,255
Amortization expense	—	(307)	(307)

Balance at February 1, 2011	5,973	(1,660)	4,313
Current period business acquisitions	150	—	150
Reaquired franchise rights	205	—	205
Amortization expense	—	(473)	(473)

Balance at February 1, 2012	$6,328	$(2,133)	$4,195

Schedule of components of intangible assets

	Useful Life (Years)	February 1, 2011	January 31, 2012
Nonamortizing:
Trade names and trademarks		$80,600	$80,600

Amortizing:
Franchise agreement rights	20	$1,000	$1,205
Acquired trade names	2-20	3,965	4,035
Non-compete agreements	3-5	1,008	1,088

		5,973	6,328
Accumulated amortization		(1,660)	(2,133)

		4,313	4,195

		$84,913	$84,795

Schedule of amortization expense for intangible assets

2012	$433
2013	$381
2014	$223
2015	$223
2016	$223

Notes Payable and Long-term Debt (Tables)	6 Months Ended
Jul. 31, 2012
Notes Payable and Long-term Debt
Schedule of notes payable and long-term debt

	February 1 2011	January 31, 2012	July 31, 2012
2007 Senior Credit Facility	$230,243	$228,330	$232,216
Equipment financing and other notes payable	551	24	14
Seller Notes	7,200	—	—
Mortgage loan	2,045	—	—

Total long-term debt	240,039	228,354	232,230
Current maturities of long-term debt	6,255	2,414	1,805

Long-term debt, net of current maturities	$233,784	$225,940	$230,425

2009 Loan Facility	$109,755	$—	$—
PIK Notes	48,909	—	—
Convertible Notes	—	—	—

Total long-term debt due to related parties	$158,664	$—	$—

Schedule of future maturities of notes payable and long-term debt

Fiscal year ending on or about January 31:
2013	$2,394
2014	226,299
2015	—
2016	—
2017	—
Thereafter	—

$228,693

Income Taxes (Tables)	6 Months Ended
Jul. 31, 2012
Income Taxes
Schedule of income tax expense

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Current:
Federal	$—	$—	$291
State	1,427	964	2,165

	1,427	964	2,456

Deferred:
Federal	(22)	—	(10,912)
State	—	(118)	(359)

	(22)	(118)	(11,271)

Total income tax expense	$1,405	$846	$(8,815)

Schedule of differences between the effective tax rate reflected in the provision for income taxes on income (loss) before income taxes and the statutory federal rate

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Computed tax at 35% of income (loss)	$(1,144)	$419	$8,938
State income taxes, net of federal income tax benefit	1,072	627	2,168
Stock-based compensation	30	(180)	53
Goodwill impairment	—	164	—
Change in valuation allowance	1,419	(234)	(20,050)
Other	28	50	76

Total income tax expense	$1,405	$846	$(8,815)

Effective income tax rate	(43.0)%	70.7%	(34.5)%

Schedule of significant components of the Company's deferred tax assets and liabilities

	February 1, 2011		January 31, 2012
	Current	Noncurrent	Current	Noncurrent
Deferred income tax assets:
Allowance for doubtful accounts	$39	$—	$36	$—
Inventories	465	—	682	—
Accrued liabilities	2,043	—	2,799	—
Noncurrent liabilities	—	1,788	—	3,392
Charitable contribution carryforward	—	107	250	—
Tax credits	—	366	654	—
Net operating loss carryforward	—	14,941	8,286	—
Goodwill	—	3,917	—	2,328

	2,547	21,119	12,707	5,720
Valuation allowance	(2,376)	(17,674)	—	—

	171	3,445	12,707	5,720

Deferred income tax liabilities:
Nonamortizing intangible assets	—	(29,878)	—	(30,053)
Other current assets	(89)	—	(133)	—
Amortizable intangible assets	—	(806)	—	(756)
Property and equipment	—	(2,721)	—	(5,956)

	(89)	(33,405)	(133)	(36,765)

Net deferred income tax assets (liabilities)	$82	$(29,960)	$12,574	$(31,045)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

Balance at beginning of period	$369
Change	—

Balance at February 2, 2010	369
Change	—

Balance at February 1, 2011	369
Increases related to prior year tax positions	4

Balance at January 31, 2012	$373

Accrued Liabilities and Other Noncurrent Liabilities (Tables)	6 Months Ended
Jul. 31, 2012
Accrued Liabilities and Other Noncurrent Liabilities
Schedule of accrued liabilities

	February 1, 2011	January 31, 2012	July 31, 2012
Unbilled advertising	$1,400	$5,212	$10,537
Employee wages, payroll taxes and withholdings	3,327	7,861	6,477
Sales tax	3,352	4,720	6,393
Accrued construction in-progress costs	958	1,489	4,593
Income tax payable	1,419	1,985	4,373
Acquisition contingent payment	1,980	324	1,887
Accrued employee compensated absences	869	1,114	1,727
Insurance	886	1,652	1,311
Product warranty returns	783	1,285	1,213
Accrued interest	629	575	547
Other	6,262	5,563	8,328

	$21,865	$31,780	$47,386

Schedule of other noncurrent liabilities

	February 1, 2011	January 31, 2012
Deferred lease liabilities	$34,511	$39,344
Deferred vendor incentives	4,311	7,646
Product warranty returns, less current portion	1,280	1,481
Noncurrent accrued interest	3,160	—
Related party management fees	800	—
Other	1,117	882

	$45,179	$49,353

Store Closings (Tables)	6 Months Ended
Jul. 31, 2012
Store Closings
Schedule of change in the estimated liability for location closing costs

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$1,482	$1,714	$153
Increase (decrease) in store closing reserves:
Rent paid	(1,973)	(2,304)	(784)
Sublease income	413	478	512
Closed store additions	1,208	371	650
Adjustments to existing reserves	584	(106)	33

Balance at end of period	$1,714	$153	$564

Stockholders' Equity (Tables)	6 Months Ended
Jul. 31, 2012
Stockholders' Equity
Schedule of reconciliation of the weighted average shares outstanding used in the earnings per share calculations

				Twenty-Six Weeks Ended
	Fiscal 2009	Fiscal 2010	Fiscal 2011	August 2, 2011	July 31, 2012
Basic weighted average shares outstanding	22,399,952	22,399,952	24,586,274	22,399,952	33,768,828
Effect of dilutive securities:
Stock options	—	—	—	—	97,350
Restricted shares	—	—	—	—	980

Diluted weighted average shares outstanding	22,399,952	22,399,952	24,586,274	22,399,952	33,867,158

Commitments and Contingencies (Tables)	6 Months Ended
Jul. 31, 2012
Commitments and Contingencies.
Schedule of total expense incurred under operating leases

	Base Rents	Other Expense	Total Lease Expense
Fiscal 2009	$59,521	$14,043	$73,564
Fiscal 2010	$63,932	$16,931	$80,863
Fiscal 2011	$76,108	$16,879	$92,987

Schedule of future minimum lease payments under operating leases related to properties operated by the company

Fiscal year ending on or about January 31:
2013	$81,852
2014	70,412
2015	57,785
2016	44,587
2017	29,660
Thereafter	53,272

$337,568

Schedule of future minimum lease payments under operating leases associated with properties no longer operated by the company, and the related future sublease rentals

	Company's Commitment	Sublease Rentals
Fiscal year ending on or about January 31:
2013	$768	$476
2014	709	492
2015	497	422
2016	409	400
2017	416	406
Thereafter	572	564

	$3,371	$2,760

Retirement Plans (Tables)	6 Months Ended
Jul. 31, 2012
Retirement Plans
Schedule of matching contributions and other expenses related to the Retirement Plan

Fiscal 2009	$1
Fiscal 2010	$333
Fiscal 2011	$534

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012 Time-based stock options	Jan. 31, 2012 Market-based stock options
Stock-Based Compensation
Summary of the status of unvested Class B Units

	Class B Units	Weighted Average Grant-Date Fair Value
Unvested at February 1, 2011	1,628	$0.89
Granted	—	—
Vested	(313)	0.61
Forfeited	(38)	0.23

Unvested at January 31, 2012	$1,277	$0.98

Stock-Based Compensation
Assumptions used to calculate the fair value of stock options on the grant date

Risk-free interest rate	1.28%
Dividend yield	0%
Volatility factor	55%
Weighted average expected life (in years)	6.5

Risk-free interest rate	1.28%
Dividend yield	0%
Volatility factor	55%
Suboptimal exercise factor	2.5	x

Summary of the status of outstanding stock options

	Stock Options	Weighted Average Exercise Price Per Share
Outstanding at February 1, 2011	—	$—
Granted	1,248	19.00
Exercised	—	—
Forfeited	(24)	19.00

Outstanding at January 31, 2012	1,224	$19.00

Exercisable at January 31, 2012	—	$—
Weighted average fair value per option granted		$8.50

Supplemental Statement of Cash Flow Information (Tables)	6 Months Ended
Jul. 31, 2012
Supplemental Statement of Cash Flow Information
Schedule of supplemental information to the statement of cash flows

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Interest paid	$7,370	$6,430	$7,512
Net taxes paid	$368	$674	$2,490

Quarterly Results of Operations (Unaudited) (Tables)	6 Months Ended
Jul. 31, 2012
Quarterly Results of Operations (Unaudited)
Schedule of quarterly results of operations (unaudited)

	1st Quarter		2nd Quarter		3rd Quarter		4th Quarter
	FY 2010	FY 2011	FY 2010	FY 2011	FY 2010	FY 2011	FY 2010	FY 2011
Net sales	$108,363	$151,924	$127,583	$179,914	$130,675	$183,514	$127,494	$188,558
Cost of sales	71,677	95,946	79,436	109,281	82,410	110,106	80,439	112,685

Gross profit from retail operations	36,686	55,978	48,147	70,633	48,265	73,408	47,055	75,873
Franchise fees and royalty income	593	987	827	1,085	832	1,329	943	1,296

	37,279	56,965	48,974	71,718	49,097	74,737	47,998	77,169

Operating expenses:
Sales and marketing expenses	24,213	35,637	30,132	45,077	29,135	41,420	30,483	45,471
General and administrative expenses	8,770	11,770	7,463	12,357	8,398	11,638	9,480	15,919
Goodwill impairment charge	—	—	—	—	—	—	536	—
Loss on store closings and impairment of store assets	548	174	(101)	(135)	67	285	1,972	435

Total operating expenses	33,531	47,581	37,494	57,299	37,600	53,343	42,471	61,825

Income from operations	3,748	9,384	11,480	14,419	11,497	21,394	5,527	15,344

Other expense (income):
Interest income	—	(2)	(1)	(1)	—	(1)	(5)	(5)
Interest expense	7,360	8,277	7,664	8,672	7,828	8,530	8,211	3,831
Loss from debt extinguishment	—	—	—	1,873	—	—	—	3,831

	7,360	8,275	7,663	10,544	7,828	8,529	8,206	7,657

Income (loss) before income taxes	(3,612)	1,109	3,817	3,875	3,669	12,865	(2,679)	7,687
Income tax expense (benefit)	(1,764)	80	1,865	239	1,791	551	(1,046)	(9,685)

Net income (loss)	$(1,848)	$1,029	$1,952	$3,636	$1,878	$12,314	$(1,633)	$17,372

Basic and diluted net income per common share	$(0.08)	$0.05	$0.09	$0.16	$0.08	$0.55	$(0.07)	$0.56

Business and Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011
Initial Public Offering
Shares of common stock issued in initial public offering	6,388,888
Offering price (in dollars per share)								$ 19
Gross proceeds from initial public offering	$ 121,400,000
Net proceeds from initial public offering	110,400,000				110,446,000
Underwriting discounts and commissions	8,500,000
Offering-related costs	2,500,000
Payment of accrued management fees and interest thereon and termination fee								1,600,000
Number of shares of common stock owned upon conversion of notes			5,000,000
Business and Summary of Significant Accounting Policies
Repayment of long-term debt from net proceeds of the initial public offering	88,800,000	40,000,000	11,203,000	50,686,000	145,231,000	3,271,000	33,537,000
Payment of accrued management fees and interest thereon and termination fee								1,600,000
Number of shares of common stock owned by majority stockholder			33,768,828		33,768,828	22,399,952
Minimum
Business and Summary of Significant Accounting Policies
Length of fiscal year			364 days
Maximum
Business and Summary of Significant Accounting Policies
Length of fiscal year			371 days
Mattress Holdings, LLC
Business and Summary of Significant Accounting Policies
Number of shares of common stock owned by majority stockholder			22,400,000
2009 Loan Facility
Business and Summary of Significant Accounting Policies
Repayment of long-term debt from net proceeds of the initial public offering	88,800,000
PIK Notes
Business and Summary of Significant Accounting Policies
Repayment of long-term debt from net proceeds of the initial public offering	4,600,000
Amount of principal and accrued interest converted into shares of common stock								52,700,000
Number of shares of common stock issued upon conversion of notes	2,774,035
Convertible Notes
Business and Summary of Significant Accounting Policies
Amount of principal and accrued interest converted into shares of common stock								$ 41,900,000
Number of shares of common stock issued upon conversion of notes	2,205,953

Business and Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011
Estimated Fair Value | Senior Credit Facility
Fair Value Measures
Long-term debt	$ 224.1	$ 223	$ 212.3
Estimated Fair Value | 2009 Loan Facility
Fair Value Measures
Long-term debt			151.5
Estimated Fair Value | PIK Notes
Fair Value Measures
Long-term debt			62.7
Carrying Value | Senior Credit Facility
Fair Value Measures
Long-term debt	227.2	228.3	230.7
Carrying Value | 2009 Loan Facility
Fair Value Measures
Long-term debt			109.8
Carrying Value | PIK Notes
Fair Value Measures
Long-term debt			$ 48.9

Business and Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 01, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Fair Value Measurements
Nonqualified deferred compensation plan	$ 1,100,000	$ 1,000,000		$ 900,000	$ 1,100,000
Goodwill requiring impairment	536,000				536,000
Vendor Incentives
Direct vendor advertising funds		2,400,000	1,500,000	3,900,000	3,700,000	900,000
Number of months for recognition of new store funds		36 months
Sales Returns and Exchanges
Maximum period after the original purchase within which customer may receive a refund or exchange the original mattress		100 days
Recurring | Net Book Value
Fair Value Measurements
Nonqualified deferred compensation plan	1,116,000	1,029,000		882,000	1,116,000
Recurring | Level 2
Fair Value Measurements
Nonqualified deferred compensation plan	1,116,000	1,029,000		882,000	1,116,000
Non-recurring
Fair Value Measurements
Goodwill requiring impairment					536,000
Property and equipment requiring impairment				134,000	1,723,000
Non-recurring | Net Book Value
Fair Value Measurements
Goodwill requiring impairment	2,610,000				2,610,000
Property and equipment requiring impairment	290,000			246,000	290,000
Non-recurring | Level 3
Fair Value Measurements
Goodwill requiring impairment	2,610,000				2,610,000
Property and equipment requiring impairment	$ 290,000			$ 246,000	$ 290,000

Business and Summary of Significant Accounting Policies (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Product Warranties
Basic warranty period	10 years
Extended warranty period	5 years
Activity with respect to the liability for product warranties
Balance at beginning of period	$ 2,766,000	$ 2,063,000	$ 2,063,000	$ 1,802,000	$ 1,706,000
Warranty provision			2,238,000	1,265,000	899,000
Warranty claims			(1,535,000)	(1,004,000)	(803,000)
Balance at end of period			2,766,000	2,063,000	1,802,000
Less: Current portion included in accrued liabilities	1,213,000		1,285,000	783,000	648,000
Noncurrent portion included in other liabilities			1,481,000	1,280,000	1,154,000
Franchise Fees and Royalty Income
Allowance for doubtful accounts			97,000	104,000
Advertising and Media Production Expense
Advertising and media production expense	43,000,000	30,700,000	60,200,000	39,100,000	29,400,000
Cash and Cash Equivalents
Period from the date of sales transaction considered for conversion of proceeds from credit card sales into cash	3 days
Minimum
Franchise Fees and Royalty Income
Term of franchise rights granted to private operators	20 years
Maximum
Franchise Fees and Royalty Income
Term of franchise rights granted to private operators	30 years
Liability for sales returns and exchanges
Activity with respect to the liability for sales returns and exchanges
Balance at Beginning of Period		513,000	513,000	68,000	66,000
Sales return and exchange provision			3,651,000	1,613,000	1,048,000
Sales return and exchange claims			(3,085,000)	(1,168,000)	(1,046,000)
Balance at End of Period			1,079,000	513,000	68,000
Allowance for doubtful accounts receivable from franchisees
Franchise Fees and Royalty Income
Allowance for doubtful accounts			$ 12,000	$ 0

Business and Summary of Significant Accounting Policies (Details 5) (USD $)	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011
Accounts receivable
Allowance for doubtful accounts		$ 97,000	$ 104,000
Accounts receivable	24,632,000	18,607,000	12,033,000
Vendor incentives
Accounts receivable
Accounts receivable		11,054,000	6,370,000
Finance companies
Accounts receivable
Accounts receivable		4,106,000	2,247,000
Tenant improvement allowances
Accounts receivable
Accounts receivable		2,068,000	2,346,000
Franchisees and other
Accounts receivable
Accounts receivable		$ 1,379,000	$ 1,070,000

Business and Summary of Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011	Jan. 31, 2012 Building	Jan. 31, 2012 Equipment, computers and software Minimum	Jan. 31, 2012 Equipment, computers and software Maximum	Jan. 31, 2012 Furniture and fixtures	Jan. 31, 2012 Store signs	Jan. 31, 2012 Vehicles
Property and Equipment
Estimated useful lives				30 years	3 years	5 years	7 years	7 years	5 years
Debt Issue Costs and Other Assets
Accumulated amortization of debt issue costs and other assets	$ 11	$ 9.5	$ 7.6

Business and Summary of Significant Accounting Policies (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012 item	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Business and Summary of Significant Accounting Policies
Number of major categories of products										3
Reportable Segments
Total Product Sales										$ 463,023	$ 324,475	$ 688,696	$ 482,244	$ 422,164
Delivery service revenues										8,809	7,363	15,214	11,871	10,086
Total net sales	33,200	188,558	183,514	179,914	151,924	127,494	130,675	127,583	108,363	471,832	331,838	703,910	494,115	432,250
Conventional mattresses
Reportable Segments
Total Product Sales										197,844	163,193	323,461	288,058	258,069
Specialty mattresses
Reportable Segments
Total Product Sales										233,927	139,081	318,868	160,281	134,813
Furniture and accessories
Reportable Segments
Total Product Sales										$ 31,252	$ 22,201	$ 46,367	$ 33,905	$ 29,282

Acquisitions (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			6 Months Ended						12 Months Ended							1 Months Ended	12 Months Ended		12 Months Ended							1 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Jul. 31, 2012 As Reported	Aug. 02, 2011 As Reported	Jul. 31, 2012 Pro Forma Adjustments	Aug. 02, 2011 Pro Forma Adjustments	Jul. 31, 2012 Pro Forma	Aug. 02, 2011 Pro Forma	Feb. 01, 2011 Acquisitions During Fiscal 2010	Jan. 31, 2012 Acquisitions During Fiscal 2010	Feb. 01, 2011 Acquisitions During Fiscal 2010 Seller Notes	May 13, 2010 Mattress Firm	May 13, 2010 Mattress Firm Mortgage loan	Dec. 31, 2011 Peak	Oct. 15, 2010 Peak item	Dec. 31, 2010 Maggie's	Feb. 01, 2011 Maggie's	Dec. 01, 2010 Maggie's item	Feb. 01, 2011 Maggie's As Reported	Feb. 02, 2010 Maggie's As Reported	Feb. 01, 2011 Maggie's Pro Forma Adjustments	Feb. 02, 2010 Maggie's Pro Forma Adjustments	Feb. 01, 2011 Maggie's Pro Forma	Feb. 02, 2010 Maggie's Pro Forma	Dec. 01, 2010 Maggie's Seller Notes	Oct. 30, 2010 Peak and Other	Oct. 15, 2010 Peak and Other	Jul. 31, 2012 Mattress Giant Corporation	Jan. 31, 2012 Mattress Giant Corporation	Nov. 15, 2011 Mattress Giant Corporation item	Jan. 31, 2012 Mattress Giant Corporation Maximum	May 03, 2012 Mattress Giant item
Acquisitions
Purchase price																					$ 21,798,000			$ 2,300,000			$ 3,800,000			$ 15,734,000									$ 6,064,000			$ 7,900,000		$ 44,000,000
Liabilities incurred as a result of acquisition																							7,200,000		2,100,000												7,200,000							10,000,000
Contingent payment																										2,000,000
Number of stores added																											8			26														181
Goodwill resulted from acquisition																					14,108,000						3,000,000			11,130,000									2,978,000			3,165,000		43,000,000
Direct acquisition costs	700,000									700,000											300,000																			1,800,000	600,000
Additional cash used due to resolution of holdbacks and adjustments																						100,000
Additional goodwill due to resolution of holdbacks and adjustments																						600,000
Allocation of the purchase price to the assets and liabilities of the acquisitions
Current assets																					4,994,000									4,024,000									970,000			3,815,000
Accounts receivable																																												2,909,000
Inventories																																												5,167,000
Prepaid expenses and other current assets																																												2,819,000
Property, plant and equipment																					3,887,000									784,000									3,103,000			1,414,000		3,043,000
Goodwill																					14,108,000						3,000,000			11,130,000									2,978,000			3,165,000		43,000,000
Intangible assets																																										150,000		5,119,000
Deferred tax asset																																												4,255,000
Security deposits																																												640,000
Accounts payable																																												(12,896,000)
Accrued liabilties																																												(7,693,000)
Customer deposits																																												(1,559,000)
Other noncurrent assets																					3,385,000									3,319,000									66,000			81,000
Current liabilities																					(2,911,000)									(2,148,000)									(763,000)			(404,000)
Other noncurrent liabilities																					(1,665,000)									(1,375,000)									(290,000)			(363,000)		(820,000)
Total assets acquired, net of liabilities assumed																					21,798,000			2,300,000			3,800,000			15,734,000									6,064,000			7,900,000		44,000,000
Reconciliation to cash used in acquisitions:
Contingent payment obligation	(1,887,000)	(324,000)				(1,980,000)				(1,887,000)		(324,000)	(1,980,000)								(1,980,000)																		(1,980,000)				(500,000)
Seller notes issued																							(7,200,000)		(2,100,000)												(7,200,000)							(10,000,000)
Cash of acquired businesses																					(1,856,000)							(1,769,000)										(87,000)
Cash used in acquisitions, net of cash acquired																					10,762,000									6,765,000									3,997,000			7,858,000		43,984,000
Net sales	33,200,000	188,558,000	183,514,000	179,914,000	151,924,000	127,494,000	130,675,000	127,583,000	108,363,000	471,832,000	331,838,000	703,910,000	494,115,000	432,250,000	471,832,000	331,838,000	31,825,000	64,434,000	503,657,000	396,272,000									3,200,000		494,115,000	432,250,000	20,341,000	21,873,000	514,456,000	454,123,000
Pre-tax income		7,687,000	12,865,000	3,875,000	1,109,000	(2,679,000)	3,669,000	3,817,000	(3,612,000)	31,309,000	4,984,000	25,536,000	1,195,000	(3,268,000)															300,000
Net income (loss)		17,372,000	12,314,000	3,636,000	1,029,000	(1,633,000)	1,878,000	1,952,000	(1,848,000)	19,821,000	4,665,000	34,351,000	349,000	(4,673,000)	19,821,000	4,665,000	1,479,000	1,941,000	213,000	6,606,000									200,000		349,000	(4,673,000)	147,000	165,000	496,000	(4,508,000)
Diluted net income (loss) per common share (in dollars per share)										$ 0.59	$ 0.21	$ 1.4	$ 0.02	$ (0.21)	$ 0.59	$ 0.21	$ 0.04	$ 0.08	$ 0.63	$ 0.29											$ 0.02	$ (0.21)		$ 0.01	$ 0.02	$ (0.2)
Number of specialty retail stores acquired																																										55
Number of distribution centers acquired																																										3
Purchase price holdbacks for adjustments which had not settled	$ 1,887,000	$ 324,000				$ 1,980,000				$ 1,887,000		$ 324,000	$ 1,980,000								$ 1,980,000																		$ 1,980,000				$ 500,000

Property and Equipment (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Jul. 31, 2012
Property and Equipment
Property and equipment, gross	$ 168,723,000	$ 135,467,000
Accumulated depreciation	(73,049,000)	(57,866,000)
Property and equipment, net	95,674,000	77,601,000		120,132,000
Impairment losses	100,000	1,700,000	2,300,000
Land
Property and Equipment
Property and equipment, gross	1,159,000	1,159,000
Building
Property and Equipment
Property and equipment, gross	1,621,000	1,621,000
Leasehold improvements
Property and Equipment
Property and equipment, gross	118,546,000	91,910,000
Equipment, computers and software
Property and Equipment
Property and equipment, gross	23,683,000	20,833,000
Store signs
Property and Equipment
Property and equipment, gross	12,762,000	10,576,000
Furniture and fixtures
Property and Equipment
Property and equipment, gross	10,478,000	8,861,000
Vehicles
Property and Equipment
Property and equipment, gross	$ 474,000	$ 507,000

Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 01, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Jul. 31, 2012
Changes in the carrying amounts of goodwill
Balance at the beginning of the year		$ 287,379	$ 273,807		$ 331,769
Prior year business acquisition adjustment		597
Current period business acquisitions		3,165	14,108
Impairment charge	(536)		(536)
Balance at the end of the year	287,379	291,141	287,379	273,807	331,769
Changes in the carrying amounts of nonamortizable intangible assets
Balance at the beginning of the year		80,600	80,600
Balance at the end of the year	80,600	80,600	80,600	80,600
Accumulated goodwill impairment	144,400	144,400	144,400	143,900
Changes in the carrying amounts of amortizable intangible assets
Gross Cost, Balance at the beginning of the year		5,973	2,718
Accumulated Amortization, Balance at the beginning of the year		(1,660)	(1,353)
Net Carrying Value, Balance at the beginning of the year		4,313	1,365
Current period business acquisitions		150	3,255
Reacquired franchise rights		205
Amortization expense		(473)	(307)	(500)
Gross Cost, Balance at the end of the year	5,973	6,328	5,973	2,718
Accumulated Amortization, Balance at the end of the year	(1,660)	(2,133)	(1,660)	(1,353)
Net Carrying Value, Balance at the end of the year	4,313	4,195	4,313	1,365
Nonamortizing:
Trade names and trademarks	80,600	80,600	80,600
Amortizing:
Amortizing intangible assets, gross	5,973	6,328	5,973	2,718
Accumulated amortization	(1,660)	(2,133)	(1,660)	(1,353)
Amortizing intangible assets, net	4,313	4,195	4,313	1,365
Intangible assets, net	84,913	84,795	84,913		90,057
Amortization of intangible assets		473	307	500
Remaining weighted average amortization period		16 years
Expected amortization expense
2012					433
2013					381
2014					223
2015					223
2016					223
Non-cash impairment charge	536		536
Franchise agreement rights
Changes in the carrying amounts of amortizable intangible assets
Gross Cost, Balance at the beginning of the year		1,000
Gross Cost, Balance at the end of the year		1,205
Amortizing:
Useful Life		20 years
Amortizing intangible assets, gross		1,205
Acquired trade names
Changes in the carrying amounts of amortizable intangible assets
Gross Cost, Balance at the end of the year	3,965	4,035	3,965
Amortizing:
Amortizing intangible assets, gross	3,965	4,035	3,965
Acquired trade names | Minimum
Amortizing:
Useful Life		2 years
Acquired trade names | Maximum
Amortizing:
Useful Life		20 years
Non-compete agreements
Changes in the carrying amounts of amortizable intangible assets
Gross Cost, Balance at the end of the year	1,008	1,088	1,008
Amortizing:
Amortizing intangible assets, gross	$ 1,008	$ 1,088	$ 1,008
Non-compete agreements | Minimum
Amortizing:
Useful Life		3 years
Non-compete agreements | Maximum
Amortizing:
Useful Life		5 years

Notes Payable and Long-term Debt (Details) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended							1 Months Ended			6 Months Ended				6 Months Ended			12 Months Ended					6 Months Ended								1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jan. 31, 2012	Aug. 02, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011	Jul. 31, 2012 2007 Senior Credit Facility	Jan. 31, 2012 2007 Senior Credit Facility	Feb. 01, 2011 2007 Senior Credit Facility	Jun. 30, 2011 2007 Senior Credit Facility Mattress Holding	May 31, 2010 2007 Senior Credit Facility Mattress Holding	Mar. 31, 2009 2007 Senior Credit Facility Mattress Holding	Jul. 31, 2012 2007 Senior Credit Facility Mattress Holding item	Jan. 31, 2012 2007 Senior Credit Facility Mattress Holding	Feb. 01, 2011 2007 Senior Credit Facility Mattress Holding	Feb. 02, 2010 2007 Senior Credit Facility Mattress Holding	Jul. 31, 2012 2007 Senior Credit Facility Mattress Holding Base rate loans Prime rate	Jul. 31, 2012 2007 Senior Credit Facility Mattress Holding Base rate loans Federal funds rate	Jul. 31, 2012 2007 Senior Credit Facility Mattress Holding Base rate loans LIBOR	Feb. 02, 2010 Revolving credit facility Mattress Holding	Jul. 31, 2012 Revolving credit facility Mattress Holding	Jan. 31, 2012 Revolving credit facility Mattress Holding	Jul. 31, 2012 Letters of credit Mattress Holding	Jan. 31, 2012 Letters of credit Mattress Holding	Jul. 31, 2012 Term loan Mattress Holding	Jul. 31, 2012 Term loan Mattress Holding Base rate loans	Jul. 31, 2012 Term loan Mattress Holding Eurocurrency rate loans LIBOR	Jul. 31, 2012 Equipment financing and other notes payable	Jan. 31, 2012 Equipment financing and other notes payable	Feb. 01, 2011 Equipment financing and other notes payable	Jan. 31, 2012 Equipment financing and other notes payable Mattress Holding	Feb. 01, 2011 Seller Notes	Dec. 31, 2010 Seller Notes Mattress Holding	Dec. 01, 2010 Seller Notes Mattress Holding item	Feb. 01, 2011 Mortgage loan	May 31, 2010 Mortgage loan Mattress Holding	May 31, 2010 Mortgage loan Mattress Holding Prime rate	May 13, 2010 Mortgage loan Mattress Holding Prime rate	May 13, 2010 Mortgage loan Mattress Holding Prime rate Maximum	Nov. 30, 2011 2009 Loan Facility	Feb. 01, 2011 2009 Loan Facility	Nov. 30, 2011 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Jul. 31, 2011 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Mar. 31, 2009 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Jan. 31, 2012 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Feb. 03, 2009 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Feb. 01, 2011 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Mar. 20, 2009 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Nov. 30, 2011 PIK Notes	Nov. 23, 2011 PIK Notes	Feb. 01, 2011 PIK Notes	Nov. 30, 2011 PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 30, 2011 Convertible Notes	Nov. 23, 2011 Convertible Notes	Nov. 30, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Jul. 31, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Jul. 19, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Feb. 29, 2008 2007 Subordinated Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Jan. 18, 2007 2007 Subordinated Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC
Notes Payable and Long-term Debt
Total long-term debt			$ 228,693,000		$ 232,230,000		$ 228,693,000	$ 240,039,000			$ 232,216,000	$ 228,330,000	$ 230,243,000																			$ 14,000	$ 24,000	$ 551,000		$ 7,200,000			$ 2,045,000
Current maturities of long-term debt			2,414,000		1,805,000		2,414,000	6,255,000										2,414,000	2,100,000	800,000
Long-term debt, net of current maturities			225,940,000		230,425,000		225,940,000	233,784,000
Total long-term debt due to related parties								158,664,000		188,000,000																																			109,755,000				0		109,800,000				48,909,000
Unamortized discount																	259,000	339,000	489,000																														0		5,400,000	5,800,000
Maximum borrowing capacity under credit facility																										35,000,000		15,000,000
Amount repaid on debt instrument			188,000,000																					2,000,000
Amount borrowed under debt instrument																	5,000,000							2,000,000													7,200,000																								40,200,000
Amount outstanding under credit facility																											1,000,000	1,000,000
Amount available for borrowings under credit facility																									29,000,000	24,000,000	14,000,000	14,000,000
Variable rate basis																					prime rate	federal funds rate	LIBOR																		prime rate
Applicable margin rate (as a percent)																						0.50%								1.25%	2.25%											1.50%
Weighted average interest rate (as a percent)																		2.60%	2.60%
Amount of quarterly installments payable																													599,000
Maximum period after the end of each fiscal year for annual principal prepayment																	120 days
Number of quarterly payments to which annual principal prepayment is applied																	4
Excess cash flow payments made	88,800,000	40,000,000			11,203,000	50,686,000	145,231,000	3,271,000	33,537,000					800,000	2,100,000																													88,800,000									4,600,000
Payment for capital contribution																16,900,000
Interest rate (as a percent)																																			6.80%			8.00%					5.25%									16.00%					12.00%						12.00%
Number of equal quarterly installments for repayment of debt																																						8
Amount of monthly installments of principal and interest payable																																								14,000
Original amount of debt																																																																	120,000,000
Prepayment of the original borrowing																																														88,800,000	40,000,000									4,600,000								40,000,000
Write off of unamortized debt issue costs																																																2,800,000
Net gain (loss) on debt extinguishment			(3,831,000)	(1,873,000)		(1,873,000)	(5,704,000)		2,822,000																																								(5,700,000)	2,800,000
Effective interest rate (as a percent)																																																				17.20%
Direct costs related to the amendment and restatement																																																1,000,000
Amount of principal and accrued interest converted into shares of common stock																																																						52,700,000			52,700,000		41,900,000			41,900,000
Number of shares of common stock issued upon conversion of notes																																																					2,774,035			2,774,035		2,205,953		2,205,953
Initial public offering price (in dollars per share)										$ 19																																															$ 19					$ 19
The aggregate maturities of notes payable and long-term debt
2013			2,394,000				2,394,000
2014			226,299,000				226,299,000
Total			$ 228,693,000		$ 232,230,000		$ 228,693,000	$ 240,039,000			$ 232,216,000	$ 228,330,000	$ 230,243,000																			$ 14,000	$ 24,000	$ 551,000		$ 7,200,000			$ 2,045,000

Income Taxes (Details) (USD $)	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Current:
Federal											$ 291,000
State											2,165,000	964,000	1,427,000
Total current income tax expenses											2,456,000	964,000	1,427,000
Deferred:
Federal											(10,912,000)		(22,000)
State											(359,000)	(118,000)
Total deferred income tax expenses									4,261,000		(11,271,000)	(118,000)	(22,000)
Total income tax expense (benefit)	(9,685,000)	551,000	239,000	80,000	(1,046,000)	1,791,000	1,865,000	(1,764,000)	11,488,000	319,000	(8,815,000)	846,000	1,405,000
Differences between the effective tax rate reflected in the provision for income taxes on income (loss) before income taxes and the statutory federal rate
Statutory federal rate (as a percent)									35.00%		35.00%	35.00%	35.00%
Computed tax at 35% of income (loss) before income taxes											8,938,000	419,000	(1,144,000)
State income taxes, net of federal income tax benefit											2,168,000	627,000	1,072,000
Stock-based compensation											53,000	(180,000)	30,000
Goodwill impairment												164,000
Change in valuation allowance											(20,050,000)	(234,000)	1,419,000
Other											76,000	50,000	28,000
Total income tax expense (benefit)	(9,685,000)	551,000	239,000	80,000	(1,046,000)	1,791,000	1,865,000	(1,764,000)	11,488,000	319,000	(8,815,000)	846,000	1,405,000
Effective tax rate (as a percent)									36.70%	6.40%	(34.50%)	70.70%	(43.00%)
Current
Allowance for doubtful accounts	36,000				39,000						36,000	39,000
Inventories	682,000				465,000						682,000	465,000
Accrued liabilities	2,799,000				2,043,000						2,799,000	2,043,000
Charitable contribution carryforward	250,000										250,000
Tax credits	654,000										654,000
Net operating loss carryforward	8,286,000										8,286,000
Gross deferred income tax assets, current	12,707,000				2,547,000						12,707,000	2,547,000
Valuation allowance, current					(2,376,000)							(2,376,000)
Net deferred income tax assets, current	12,707,000				171,000						12,707,000	171,000
Noncurrent
Noncurrent liabilities	3,392,000				1,788,000						3,392,000	1,788,000
Charitable contribution carryforward					107,000							107,000
Tax credits					366,000							366,000
Net operating loss carryforward					14,941,000							14,941,000
Goodwill	2,328,000				3,917,000						2,328,000	3,917,000
Gross deferred income tax assets, noncurrent	5,720,000				21,119,000						5,720,000	21,119,000
Valuation allowance, noncurrent					(17,674,000)							(17,674,000)
Net deferred income tax assets, noncurrent	5,720,000				3,445,000						5,720,000	3,445,000
Current
Other current assets	(133,000)				(89,000)						(133,000)	(89,000)
Deferred income tax liabilities, current	(133,000)				(89,000)						(133,000)	(89,000)
Noncurrent
Nonamortizing intangible assets	(30,053,000)				(29,878,000)						(30,053,000)	(29,878,000)
Amortizable intangible assets	(756,000)				(806,000)						(756,000)	(806,000)
Property and equipment	(5,956,000)				(2,721,000)						(5,956,000)	(2,721,000)
Deferred income tax liabilities, noncurrent	(36,765,000)				(33,405,000)						(36,765,000)	(33,405,000)
Net deferred income tax assets (liabilities), current	12,574,000				82,000						12,574,000	82,000
Net deferred income tax assets (liabilities), noncurrent	(31,045,000)				(29,960,000)				(27,726,000)		(31,045,000)	(29,960,000)
Net operating loss carryforwards	38,000,000										38,000,000
Net tax basis in excess of book basis in amortizable goodwill related to certain acquisitions	5,000,000										5,000,000
Amount of cash tax benefit not received related to amortization of excess tax basis	3,900,000										3,900,000
Valuation allowance					20,100,000							20,100,000
Amount of deferred tax benefit recognized											20,100,000
Reduction in deferred tax benefit resulting primarily from the utilization of a net operating loss carryforwards		5,900,000									5,900,000
Reduction in deferred tax benefit resulting from the year-end evaluation supporting that deferred tax assets will be realized in future periods	14,200,000										14,200,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of period				369,000				369,000	373,000	369,000	369,000	369,000	369,000
Increases related to prior year tax positions											4,000
Balance at end of period	$ 373,000				$ 369,000						$ 373,000	$ 369,000	$ 369,000

Accrued Liabilities and Other Noncurrent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Accrued liabilities
Employee wages, payroll taxes and withholdings	$ 6,477	$ 7,861	$ 3,327
Unbilled advertising	10,537	5,212	1,400
Sales tax	6,393	4,720	3,352
Income tax payable	4,373	1,985	1,419
Insurance	1,311	1,652	886
Accrued construction in-progress costs	4,593	1,489	958
Product warranty returns	1,213	1,285	783	648
Accrued employee compensated absences	1,727	1,114	869
Accrued interest	1,547	575	629
Acquisition contingent payment	1,887	324	1,980
Other	8,328	5,563	6,262
Total accrued liabilities	47,386	31,780	21,865
Other noncurrent liabilities
Deferred lease liabilities		39,344	34,511
Deferred vendor incentives		7,646	4,311
Product warranty returns, less current portion		1,481	1,280	1,154
Noncurrent accrued interest			3,160
Related party management fees			800
Other		882	1,117
Total other noncurrent liabilities	$ 56,941	$ 49,353	$ 45,179

Store Closings (Details) (Store closings, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Store closings
Change in the estimated liability for location closing costs
Balance at beginning of period	$ 153	$ 1,714	$ 1,482
Rent paid	(784)	(2,304)	(1,973)
Sublease income	512	478	413
Closed store additions	650	371	1,208
Adjustments to existing reserves	33	(106)	584
Balance at end of period	$ 564	$ 153	$ 1,714

Stockholders' Equity (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended					6 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Nov. 30, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011	Nov. 03, 2011	Jul. 31, 2012 Stock options	Nov. 17, 2011 Stock options	Nov. 30, 2011 Time-based options	Jul. 31, 2012 Time-based options item	Nov. 30, 2011 Market-based options	Jul. 31, 2012 Market-based options item	Jul. 31, 2012 Restricted shares
Common Stock
Number of authorized shares		120,000,000		120,000,000	120,000,000			120,000,000
Stock split ratio	227,058
Common stock issued under initial public offering	6,388,888
Issue price of shares (in dollars per share)							$ 19			$ 19
Proceeds from issuance of common stock, after deducting underwriting discounts, commissions and offering related costs	$ 110,400,000			$ 110,446,000
Underwriting discounts and commissions	8,500,000
Offering-related costs	$ 2,500,000
Issuance of common stock in the conversion of PIK Notes and Convertible Notes in connection with the completion of the offering	4,979,988
Vesting period											5 years	5 years	4 years	4 years
Common Stock Reserved for Future Issuance
Shares of common stock reserved for issuances under the 2011 Omnibus Incentive Plan				4,200,000				4,206,000
Earnings Per Share
Basic weighted average shares outstanding		33,768,828	22,399,952	24,586,274	22,399,952	22,399,952
Dilutive securities (in shares)									97,350						980
Diluted weighted average shares outstanding		33,867,158	22,399,952	24,586,274	22,399,952	22,399,952
Securities excluded from calculation of diluted weighted average shares outstanding (in shares)		458,936		1,223,874
Portion of the awards granted subject to vesting schedule												0.5		0.5
Vesting period											5 years	5 years	4 years	4 years

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Total expense
Base Rents	$ 76,108,000	$ 63,932,000	$ 59,521,000
Other Expense	16,879,000	16,931,000	14,043,000
Total Lease Expense	92,987,000	80,863,000	73,564,000
Sublease Rentals
Future minimum commitments for contracts related to sponsorships and space rentals at special event venues	2,100,000
Future minimum commitments for contracts related to sponsorships and space rentals at special event venues for fiscal 2012	2,100,000
Future minimum commitments for contracts related to sponsorships and space rentals at special event venues for fiscal 2013	2,100,000
Properties operated by the company
Future minimum lease payments under operating leases
2013	81,852,000
2014	70,412,000
2015	57,785,000
2016	44,587,000
2017	29,660,000
Thereafter	53,272,000
Total future minimum lease payments	337,568,000
Properties no longer operated by the company
Future minimum lease payments under operating leases
2013	768,000
2014	709,000
2015	497,000
2016	409,000
2017	416,000
Thereafter	572,000
Total future minimum lease payments	3,371,000
Sublease Rentals
2013	476,000
2014	492,000
2015	422,000
2016	400,000
2017	406,000
Thereafter	564,000
Total sublease rentals	2,760,000
Real estate lease of a franchisee
Future minimum lease payments under operating leases
Total future minimum lease payments	$ 1,200,000
Minimum
Commitments and Contingencies
Initial terms of non-cancellable operating lease agreements	1 year
Period of renewal options of operating leases	1 year
Maximum
Commitments and Contingencies
Initial terms of non-cancellable operating lease agreements	15 years
Period of renewal options of operating leases	5 years

Commitments and Contingencies (Details 2) (Alleged violations of the Fair Labor Standards Act, USD $) In Millions, unless otherwise specified	1 Months Ended
Aug. 31, 2011
Alleged violations of the Fair Labor Standards Act
Contingencies
Settlement amount paid	$ 1.6

Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended				1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011	Nov. 30, 2011 Affiliate of J.W. Childs Associates, L.P.	Feb. 28, 2011 Affiliate of J.W. Childs Associates, L.P.	Aug. 02, 2011 Affiliate of J.W. Childs Associates, L.P.	Jan. 31, 2012 Affiliate of J.W. Childs Associates, L.P.	Feb. 01, 2011 Affiliate of J.W. Childs Associates, L.P.	Feb. 02, 2010 Affiliate of J.W. Childs Associates, L.P.	Jan. 31, 2012 Affiliates of J.W. Childs and the 2009 Loan Facility lenders
Related Party Transactions
Interest rate on the outstanding balance of accrued management fees (as a percent)							16.00%
Interest on outstanding balance of accrued management fees payable to related party			$ 800,000							$ 800,000
Payment of outstanding balance of accrued management fees and interest thereon						1,600,000
Payment of management agreement termination fee						360,000
Management fees, interest expense accrued thereon, and the termination fee									600,000	400,000	400,000
Management fees and other direct expenses								200,000
Aggregate outstanding borrowings on Related Party Debt			158,664,000		188,000,000
Interest expense on Related Party Debt	12,900,000	20,600,000	23,200,000	17,700,000
Maximum amount of investment in parent company agreed to be made by related party												$ 17,000,000

Retirement Plans (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Jul. 31, 2012
Retirement Plans
Matching contributions and other expenses	$ 534,000	$ 333,000	$ 1,000
Plan assets	900,000	1,100,000		1,000,000
Deferred compensation liability	$ 900,000	$ 1,100,000		$ 1,000,000

Stock-Based Compensation (Details) (USD $)	Jan. 31, 2012	Nov. 23, 2011	Nov. 03, 2011	Nov. 30, 2011 Class B Units	Jan. 31, 2012 Class B Units	Feb. 01, 2011 Class B Units	Feb. 02, 2010 Class B Units	Nov. 23, 2011 Class B Units item	Nov. 30, 2011 Class B Units Minimum	Nov. 30, 2011 Class B Units Maximum	Nov. 30, 2011 B-1 tranche	Nov. 30, 2011 B-2 tranche	Nov. 30, 2011 B-3 tranche	Nov. 30, 2011 B-4 tranche	Nov. 30, 2011 Stock options	Jan. 31, 2012 Stock options	Nov. 17, 2011 Stock options	Nov. 30, 2011 Time-based stock options	Jul. 31, 2012 Time-based stock options	Jan. 31, 2012 Time-based stock options	Nov. 30, 2011 Market-based stock options	Jul. 31, 2012 Market-based stock options	Jan. 31, 2012 Market-based stock options item
Stock-Based Compensation
Aggregate preferred distributions to determine future distributions to holders of awards				$ 154,300,000
Number of tranches								4
Percentage of total units granted under each tranche											40.00%	40.00%	10.00%	10.00%
Vesting period											5 years							5 years	5 years		4 years	4 years
Vesting percentage on each grant's anniversary date											20.00%
Estimated weighted average fair value of units issued (in dollars per share)						$ 0.23	$ 0.24
Period over which estimated weighted average fair value of units issued is recognized as expense									2 years 6 months	2 years 10 months 24 days
Stock-based compensation expense (benefit) recognized					151,000	(515,000)	84,000									372,000
Reversal of previously recognized expense						575,000
Class B Units
Unvested at the beginning of the period (in shares)					1,628,000
Vested (in shares)					(313,000)
Forfeited (in shares)					(38,000)
Unvested at the end of the period (in shares)					1,277,000	1,628,000
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)					$ 0.89
Granted (in dollars per share)						$ 0.23	$ 0.24
Vested (in dollars per share)					$ 0.61
Forfeited (in dollars per share)					$ 0.23
Unvested at the end of the period (in dollars per share)					$ 0.98	$ 0.89
Additional disclosure
Fair value					192,000	132,000	234,000
Unrecognized compensation costs related to unvested Class B Units					20,000
Common stock reserved for future grants (in shares)	4,200,000		4,206,000
Number of stock options granted (in shares)															1,247,553	1,248,000
Initial public offering price (in dollars per share)		$ 19															$ 19
Estimated fair value (in dollars per share)															$ 8.5	$ 8.5
Portion of awards vesting (as a percent)																		50.00%			50.00%
Assumptions used to calculate the fair value of the stock options on the grant date
Risk-free interest rate (as a percent)																				1.28%			1.28%
Dividend yield (as a percent)																				0.00%			0.00%
Volatility factor (as a percent)																				55.00%			55.00%
Weighted average expected life																				6 years 6 months
Suboptimal exercise factor																							2.5
Stock Options
Granted (in shares)															1,247,553	1,248,000
Forfeited (in shares)																(24,000)
Outstanding at the end of the period (in shares)																1,224,000
Weighted Average Exercise Price Per Share
Granted (in dollars per share)																$ 19
Forfeited (in dollars per share)																$ 19
Outstanding at the end of the period (in dollars per share)																$ 19
Exercisable at the end of the period (in dollars per share)																$ 0
Weighted average fair value per option granted (in dollars per share)															$ 8.5	$ 8.5
Number of shares available for future grants																3,000,000
Unrecognized compensation costs related to the stock options																8,100,000
Weighted average period over which unrecognized compensation expense is expected to be recognized																4 years 3 months 29 days
Intrinsic value of options outstanding																$ 17,200,000

Supplemental Statement of Cash Flow Information (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Supplemental information to the statement of cash flows
Interest paid		$ 7,512,000	$ 6,430,000	$ 7,370,000
Net taxes paid		2,490,000	674,000	368,000
Noncash Investing and Financing Activities
Noncash interest expense		20,600,000	23,200,000	17,700,000
Debt converted to stockholders' equity	90,700,000
Accrued interest converted to stockholders' equity	$ 3,900,000

Quarterly Results of Operations (Unaudited) (Details) (USD $)	1 Months Ended		3 Months Ended									6 Months Ended		12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jul. 31, 2012	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Quarterly Results of Operations (Unaudited)
Net sales			$ 33,200,000	$ 188,558,000	$ 183,514,000	$ 179,914,000	$ 151,924,000	$ 127,494,000	$ 130,675,000	$ 127,583,000	$ 108,363,000	$ 471,832,000	$ 331,838,000	$ 703,910,000	$ 494,115,000	$ 432,250,000
Cost of sales				112,685,000	110,106,000	109,281,000	95,946,000	80,439,000	82,410,000	79,436,000	71,677,000	287,126,000	205,227,000	428,018,000	313,962,000	280,506,000
Gross profit from retail operations				75,873,000	73,408,000	70,633,000	55,978,000	47,055,000	48,265,000	48,147,000	36,686,000	184,706,000	126,611,000	275,892,000	180,153,000	151,744,000
Franchise fees and royalty income				1,296,000	1,329,000	1,085,000	987,000	943,000	832,000	827,000	593,000	2,532,000	2,072,000	4,697,000	3,195,000	2,100,000
Gross profit, including franchise fees and royalty income				77,169,000	74,737,000	71,718,000	56,965,000	47,998,000	49,097,000	48,974,000	37,279,000	187,238,000	128,683,000	280,589,000	183,348,000	153,844,000
Operating expenses:
Sales and marketing expenses				45,471,000	41,420,000	45,077,000	35,637,000	30,483,000	29,135,000	30,132,000	24,213,000	115,692,000	80,718,000	167,605,000	113,963,000	95,305,000
General and administrative expenses				15,919,000	11,638,000	12,357,000	11,770,000	9,480,000	8,398,000	7,463,000	8,770,000	35,878,000	24,123,000	51,684,000	34,111,000	32,336,000
Goodwill impairment charge								536,000							536,000
Loss on store closings and impairment of store assets				435,000	285,000	(135,000)	174,000	1,972,000	67,000	(101,000)	548,000	71,000	39,000	759,000	2,486,000	5,179,000
Total operating expenses				61,825,000	53,343,000	57,299,000	47,581,000	42,471,000	37,600,000	37,494,000	33,531,000	151,641,000	104,880,000	220,048,000	151,096,000	132,820,000
Income from operations				15,344,000	21,394,000	14,419,000	9,384,000	5,527,000	11,497,000	11,480,000	3,748,000	35,597,000	23,803,000	60,541,000	32,252,000	21,024,000
Other expense (income):
Interest income				(5,000)	(1,000)	(1,000)	(2,000)	(5,000)		(1,000)		(1,000)	(3,000)	(9,000)	(6,000)	(12,000)
Interest expense				3,831,000	8,530,000	8,672,000	8,277,000	8,211,000	7,828,000	7,664,000	7,360,000	4,289,000	16,949,000	29,310,000	31,063,000	27,126,000
Loss from debt extinguishment				3,831,000		1,873,000							1,873,000	5,704,000		(2,822,000)
Total other expense (income)				7,657,000	8,529,000	10,544,000	8,275,000	8,206,000	7,828,000	7,663,000	7,360,000	4,288,000	18,819,000	35,005,000	31,057,000	24,292,000
Income (loss) before income taxes				7,687,000	12,865,000	3,875,000	1,109,000	(2,679,000)	3,669,000	3,817,000	(3,612,000)	31,309,000	4,984,000	25,536,000	1,195,000	(3,268,000)
Income tax expense (benefit)				(9,685,000)	551,000	239,000	80,000	(1,046,000)	1,791,000	1,865,000	(1,764,000)	11,488,000	319,000	(8,815,000)	846,000	1,405,000
Net income (loss)				17,372,000	12,314,000	3,636,000	1,029,000	(1,633,000)	1,878,000	1,952,000	(1,848,000)	19,821,000	4,665,000	34,351,000	349,000	(4,673,000)
Decrease in interest expense				4,400,000
Amount of debt repaid and converted				188,000,000
Repayment of borrowings under the 2009 Loan Facility	88,800,000	40,000,000										11,203,000	50,686,000	145,231,000	3,271,000	33,537,000
Deferred tax benefit recognized														20,100,000
Reduction in deferred tax benefit resulting from the utilization of deferred tax assets, primarily net operating loss carryforwards					5,900,000									5,900,000
Reduction in deferred tax benefit resulting from the year-end evaluation supporting that deferred tax assets will be realized in future periods				$ 14,200,000										$ 14,200,000

Subsequent Events (Details) (Subsequent event, USD $) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	Aug. 31, 2012	Sep. 07, 2012	Sep. 04, 2012 Mattress Giant Holding Corporation	Sep. 30, 2012 Mattress Xpress	Sep. 04, 2012 Mattress Xpress item
Subsequent Event
Repayments of revolver borrowing under 2007 Senior Credit Facility	$ 5
Standby letter of credit		1
Additional borrowing capacity		34
Number of mattress specialty stores located in Florida and Georgia					35
Total purchase price			44		15.8
Unsecured financing					$ 7.8
Term of unsecured financing				1 year
Interest rate (as a percent)					8.00%

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY) (Details) (USD $)	Jul. 31, 2012	Jan. 31, 2012	Nov. 23, 2011	Nov. 03, 2011	Aug. 02, 2011	Feb. 01, 2011	Feb. 02, 2010	Feb. 03, 2009
Assets
Cash and cash equivalents	$ 6,188,000	$ 47,946,000			$ 29,658,000	$ 4,445,000	$ 394,000	$ 747,000
Deferred income taxes	10,982,000	12,574,000				82,000
Total assets	670,123,000	613,481,000				513,633,000
Liabilities and Stockholder's Equity
Current liabilities	109,949,000	82,884,000				61,728,000
Notes payable to related parties			188,000,000			158,664,000
Deferred income taxes	27,726,000	31,045,000				29,960,000
Other noncurrent liabilities	56,941,000	49,353,000				45,179,000
Total liabilities	425,041,000	389,222,000				529,315,000
Commitments and contingencies
Common stock, $0.01 par value; 120,000,000 shares authorized; 22,399,952 shares issued and outstanding at February 1, 2011, 2011 and 33,768,828 shares issued and outstanding at January 31, 2012 and July 31, 2012	338,000	338,000				224,000
Additional paid-in capital	362,719,000	361,717,000				156,241,000
Accumulated deficit	(117,975,000)	(137,796,000)				(172,147,000)
Total stockholders' (deficit) equity	245,082,000	224,259,000				(15,682,000)	(15,516,000)	(11,081,000)
Total liabilities and stockholders' equity	670,123,000	613,481,000				513,633,000
Balance sheet related disclosures
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01
Common stock, shares authorized	120,000,000	120,000,000		120,000,000		120,000,000
Common stock, shares issued	33,768,828	33,768,828				22,399,952
Common stock, shares outstanding	33,768,828	33,768,828				22,399,952
Mattress Firm Holding Corp. (Parent company)
Assets
Cash and cash equivalents		15,473,000
Investment in subsidiary		229,216,000				65,649,000
Deferred income taxes		12,574,000				82,000
Other assets, net						88,000
Total assets		257,264,000				65,819,000
Liabilities and Stockholder's Equity
Current liabilities		1,985,000				1,419,000
Notes payable to related parties						48,909,000
Deferred income taxes		31,045,000				29,960,000
Other noncurrent liabilities						3,160,000
Total liabilities		33,030,000				83,448,000
Common stock, $0.01 par value; 120,000,000 shares authorized; 22,399,952 shares issued and outstanding at February 1, 2011, 2011 and 33,768,828 shares issued and outstanding at January 31, 2012 and July 31, 2012		338,000				224,000
Additional paid-in capital		361,692,000				154,294,000
Accumulated deficit		(137,796,000)				(172,147,000)
Total stockholders' (deficit) equity		224,234,000				(17,629,000)
Total liabilities and stockholders' equity		$ 257,264,000				$ 65,819,000
Balance sheet related disclosures
Common stock, par value (in dollars per share)		$ 0.01				$ 0.01
Common stock, shares authorized		120,000,000				120,000,000
Common stock, shares issued		22,399,952				22,399,952
Common stock, shares outstanding		33,768,828				33,768,828

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
STATEMENTS OF OPERATIONS
Interest expense	$ 3,831	$ 8,530	$ 8,672	$ 8,277	$ 8,211	$ 7,828	$ 7,664	$ 7,360	$ 4,289	$ 16,949	$ 29,310	$ 31,063	$ 27,126
Gain (loss) before income taxes	7,687	12,865	3,875	1,109	(2,679)	3,669	3,817	(3,612)	31,309	4,984	25,536	1,195	(3,268)
Income tax expense (benefit)	(9,685)	551	239	80	(1,046)	1,791	1,865	(1,764)	11,488	319	(8,815)	846	1,405
Net income (loss)	17,372	12,314	3,636	1,029	(1,633)	1,878	1,952	(1,848)	19,821	4,665	34,351	349	(4,673)
Mattress Firm Holding Corp. (Parent company)
STATEMENTS OF OPERATIONS
Equity in undistributed earnings of subsidiary											32,448	6,920	1,612
Interest expense											6,912	5,725	4,880
Gain (loss) before income taxes											25,536	1,195	(3,268)
Income tax expense (benefit)											(8,815)	846	1,405
Net income (loss)											$ 34,351	$ 349	$ (4,673)

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY) (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended								6 Months Ended		12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Cash flows from operating activities:
Net income (loss)			$ 17,372	$ 12,314	$ 3,636	$ 1,029	$ (1,633)	$ 1,878	$ 1,952	$ (1,848)	$ 19,821	$ 4,665	$ 34,351	$ 349	$ (4,673)
Adjustments to reconcile net loss to net cash provided by operating activities
Deferred income tax (benefit) expense											4,261		(11,271)	(118)	(22)
Loss from debt extinguishment			3,831		1,873							1,873	5,704		(2,822)
Effects of changes in operating assets and liabilities:
Accrued liabilities											7,913	9,638	9,333	1,454	2,150
Other noncurrent liabilities											1,774	1,890	8,828	4,521	(960)
Net cash provided by operating activities											30,096	48,755	81,675	42,429	20,857
Cash flows from investing activities:
Net cash used in investing activities											(75,651)	(11,781)	(42,314)	(38,092)	(10,863)
Cash flows from financing activities:
Proceeds from issuance of debt											15,000	40,198	40,198	2,985	24,191
Principal payments of debt	(88,800)	(40,000)									(11,203)	(50,686)	(145,231)	(3,271)	(33,537)
Proceeds from issuance of common stock, net of costs	110,400												110,446
Net cash provided by (used in) financing activities											3,797	(11,761)	4,140	(286)	(10,347)
Net change in cash and cash equivalents											(41,758)	25,213	43,501	4,051	(353)
Cash and cash equivalents, beginning of period				29,658		4,445				394	47,946	4,445	4,445	394	747
Cash and cash equivalents, end of period			47,946		29,658		4,445				6,188	29,658	47,946	4,445	394
Mattress Firm Holding Corp. (Parent company)
Cash flows from operating activities:
Net income (loss)													34,351	349	(4,673)
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in earnings of subsidiary													(32,448)	(6,920)	(1,612)
Deferred income tax (benefit) expense													(11,407)	(118)	(22)
Amortization of deferred issuance costs													37	46	46
Loss from debt extinguishment													51
Effects of changes in operating assets and liabilities:
Accrued liabilities													566	964	1,427
Other noncurrent liabilities													6,912	5,679	4,834
Net cash provided by operating activities													(1,938)
Cash flows from investing activities:
Investment in subsidiary													128,674		16,917
Net cash used in investing activities													(128,674)		(16,917)
Cash flows from financing activities:
Proceeds from issuance of debt													40,198		16,917
Principal payments of debt													(4,559)
Proceeds from issuance of common stock, net of costs	110,446												110,446
Net cash provided by (used in) financing activities													146,085		16,917
Net change in cash and cash equivalents													15,473
Cash and cash equivalents, end of period			$ 15,473										$ 15,473

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY) (Details 4) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011	Nov. 30, 2011 Loan Facility	Feb. 01, 2011 Loan Facility	Nov. 30, 2011 PIK Notes	Nov. 23, 2011 PIK Notes	Feb. 01, 2011 PIK Notes	Nov. 30, 2011 PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 30, 2011 Convertible Notes	Nov. 23, 2011 Convertible Notes	Nov. 30, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Jul. 19, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 30, 2011 Parent company	Jan. 31, 2012 Parent company	Nov. 23, 2011 Parent company	Feb. 01, 2011 Parent company	Nov. 30, 2011 Parent company Loan Facility	Nov. 30, 2011 Parent company PIK Notes	Nov. 23, 2011 Parent company PIK Notes	Nov. 30, 2011 Parent company PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Jan. 31, 2012 Parent company PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 Parent company PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Feb. 28, 2011 Parent company PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 30, 2011 Parent company Convertible Notes	Jan. 31, 2012 Parent company Convertible Notes	Nov. 23, 2011 Parent company Convertible Notes	Jul. 19, 2011 Parent company Convertible Notes
CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP.
Net assets subject to restrictions																						$ 183,700,000		$ 149,800,000
Shares of common stock issued in initial public offering	6,388,888																				6,388,888
Offering price (in dollars per share)								$ 19							$ 19				$ 19				$ 19				$ 19			$ 19				$ 19
Gross proceeds from initial public offering	121,400,000																				121,400,000
Net proceeds from initial public offering	110,400,000				110,446,000																110,446,000	110,446,000
Underwriting discounts and commissions	8,500,000																				8,500,000
Offering-related costs	2,500,000																				2,400,000
Repayment of long-term debt from net proceeds of the initial public offering	88,800,000	40,000,000	11,203,000	50,686,000	145,231,000	3,271,000	33,537,000		88,800,000		4,600,000											4,559,000			88,800,000	4,600,000
Interest rate (as a percent)															12.00%					12.00%							12.00%		12.00%				12.00%
Payment of accrued management fees and interest thereon and termination fee								1,600,000															1,600,000
Number of shares of common stock issued upon conversion of notes											2,774,035			2,774,035		2,205,953		2,205,953								4,979,888		2,205,953				2,205,953
Long-term debt due to related parties						158,664,000		188,000,000		109,755,000			48,909,000											48,909,000							48,900,000
Prepayment of the original borrowing														4,600,000														4,600,000
Amount of principal and accrued interest converted into shares of common stock												52,700,000			52,700,000		41,900,000		41,900,000											41,900,000				41,900,000
Original amount of debt																																			$ 40,200,000

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Uncollectible accounts receivable
Changes in valuation and qualifying accounts
Balance at Beginning of Period	$ 104	$ 117	$ 53
Charged to Income			64
Deductions from Reserves	7	13
Balance at End of Period	97	104	117
Sales returns reserve
Changes in valuation and qualifying accounts
Balance at Beginning of Period	513	68	66
Charged to Income	3,651	1,613	1,048
Deductions from Reserves	3,085	1,168	1,046
Balance at End of Period	1,079	513	68
Store closing reserve
Changes in valuation and qualifying accounts
Balance at Beginning of Period	153	1,714	1,482
Charged to Income	1,402	666	2,440
Deductions from Reserves	991	2,227	2,207
Balance at End of Period	$ 564	$ 153	$ 1,714